UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5340

Name of Registrant: Vanguard New Jersey Tax-Free Funds

Address of Registrant:

P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2008– May 31, 2009

Item 1: Reports to Shareholders

Vanguard New Jersey Tax-Exempt Funds Semiannual Report

May 31, 2009

Vanguard New Jersey Tax-Exempt Money Market Fund

Vanguard New Jersey Long-Term Tax-Exempt Fund

>	Vanguard New Jersey Tax-Exempt Money Market Fund returned 0.36% for the six months ended May 31, 2009, exceeding the average return of its peer group.
>	After a disappointing fiscal year, the long-term municipal bond market snapped back with a strong rally during the six-month period.
>	Vanguard New Jersey Long-Term Tax-Exempt Fund returned about 7% for the half-year, trailing its benchmark index and its peer group.

Contents

Your Fund’s Total Returns	1
President’s Letter	2
Advisor’s Report	8
New Jersey Tax-Exempt Money Market Fund	11
New Jersey Long-Term Tax-Exempt Fund	26
About Your Fund’s Expenses	48
Trustees Approve Advisory Arrangement	50
Glossary	51

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended May 31, 2009
	Ticker	Total
	Symbol	Returns
Vanguard New Jersey Tax-Exempt Money Market Fund	VNJXX	0.36%
7-Day SEC Yield: 0.50%
Taxable-Equivalent Yield: 0.85%[1]
Average New Jersey Tax-Exempt Money Market Fund[2]		0.22

Vanguard New Jersey Long-Term Tax-Exempt Fund
Investor Shares	VNJTX	7.45%
30-Day SEC Yield: 3.49%
Taxable-Equivalent Yield: 5.90%[1]
Admiral™ Shares[3]	VNJUX	7.49
30-Day SEC Yield: 3.57%
Taxable-Equivalent Yield: 6.03%[1]
Barclays Capital 10 Year Municipal Bond Index		8.23
Average New Jersey Municipal Debt Fund[2]		9.76

Your Fund’s Performance at a Glance
November 30, 2008–May 31, 2009
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard New Jersey Tax-Exempt Fund
Money Market	$1.00	$1.00	$0.004	$0.000
Long-Term
Investor Shares	$10.82	$11.38	$0.240	$0.000
Admiral Shares	10.82	11.38	0.244	0.000

1 This calculation, which assumes a typical itemized tax return, is based on the maximum federal tax rate of 35% and the maximum state of New Jersey income tax rate. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

2 Derived from data provided by Lipper Inc.

3 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

President’s Letter

Dear Shareholder:

Short-term and long-term returns in the municipal securities market moved in different directions during the fiscal half-year ended May 31, 2009.

Vanguard New Jersey Tax-Exempt Money Market Fund returned 0.36%, among its lowest six-month return ever, as actions by the Federal Reserve dramatically reduced short-term interest rates. The fund maintained a net asset value of $1 per share, as is expected but not guaranteed.

By contrast, long-term municipal bonds bounced back strongly after an unusually tough spell in 2008. Vanguard New Jersey Long-Term Tax-Exempt Fund surged back from its decline in the 2008 fiscal year, returning 7.45% for Investor Shares and 7.49% for Admiral Shares as the broad municipal market recorded one of its best six-month performances in years.

Yields moved lower for both funds. While the Fed’s rate-cutting primarily affected the short end of the maturity spectrum, strong demand for long-term municipal bonds drove their prices up and their yields down.

The yield of the New Jersey Tax-Exempt Money Market Fund stood at 1.05% on November 30, 2008, but dropped sharply to 0.50% by May 31. For the New Jersey Long-Term Tax-Exempt Fund, yields fell to 3.49% for Investor Shares and 3.57% for Admiral Shares from 4.22% and 4.30%, respectively, six months earlier. (For additional perspective, see the “Investment Insight” box on page 5.) On a taxable-equivalent basis, the yields for both funds were higher, as shown in the table on page 1.

Note: The funds are permitted to invest in securities whose income is subject to the alternative minimum tax. The Long-Term Fund owns no securities that would generate income distributions subject to the AMT. The Money Market Fund has some exposure to these securities.

Government actions spurred investor confidence in bonds

The fixed income market gyrated during the fiscal half-year. After Lehman Brothers’ collapse in September, investors fled in droves to U.S. Treasury bonds, considered the safest of all securities. The difference between the yields of Treasuries and those of corporate bonds surged to levels not seen since the 1930s.

The credit market crisis also rattled the municipal bond market. At the beginning of the period, this produced municipal bond yields higher than those of Treasuries, a reversal of the traditional relationship between taxable and tax-exempt yields. Since December, munis have stabilized in part because of federal government initiatives to help cash-starved state and local governments, and the traditional

Market Barometer
	Total Returns
	Periods Ended May 31, 2009
	Six Months	One Year	Five Years[1]
Bonds
Barclays Capital U.S. Aggregate Bond Index
(Broad taxable market)	5.11%	5.36%	5.01%
Barclays Capital Municipal Bond Index	9.00	3.57	4.41
Citigroup 3-Month Treasury Bill Index	0.12	0.89	3.03

Stocks
Russell 1000 Index (Large-caps)	5.73%	–32.95%	–1.55%
Russell 2000 Index (Small-caps)	7.03	–31.79	–1.18
Dow Jones U.S. Total Stock Market Index	6.58	–32.39	–1.13
MSCI All Country World Index ex USA (International)	22.20	–35.55	5.65

CPI
Consumer Price Index	0.67%	–1.28%	2.49%

1 Annualized.

relationship between Treasury and muni yields seemed to be reasserting itself. For the six months, the broad municipal bond market returned about 9%.

In an effort to thaw the credit markets and stimulate the economy, the Federal Reserve Board reduced its target for short-term interest rates to an all-time low of 0%–0.25% in December. In recent months, the Fed has unveiled plans to purchase a huge amount of Treasury and mortgage-backed securities to drive up their prices and push down yields, and thus keep borrowing costs, such as mortgage rates, low.

By the end of the period, bond investors were more optimistic and willing to take on riskier, higher-yielding corporate bonds.

The Barclays Capital U.S. Aggregate Bond Index returned about 5% for the fiscal half-year, while high-yield bonds, as measured by the Barclays Capital U.S. Corporate High Yield Bond Index, returned nearly 37% for the same period.

Stocks ended the period with impressive gains

Global stock markets improved significantly during the six months ended May 31. The broad U.S. stock market returned nearly 7%—the first six-month gain since October 2007. May saw the third consecutive monthly gain for U.S. stocks, with investors heartened by an apparent moderation in the bad economic news. Consumer confidence ticked higher, and earlier estimates of first-quarter GDP were revised upward.

Expense Ratios[1]
Your Fund Compared With Its Peer Group

	Investor	Admiral	Peer
New Jersey Tax-Exempt Fund	Shares	Shares	Group
Money Market	0.17%	—	0.62%
Long-Term	0.20	0.12%	1.07

1

The fund expense ratios shown are from the prospectus dated March 27, 2009, and represent estimated costs for the current fiscal year based on the funds’ current net assets. For the six months ended May 31, 2009, the New Jersey Tax-Exempt Money Market Fund’s annualized expense ratio was 0.17%. The New Jersey Long-Term Tax-Exempt Fund’s annualized expense ratios were 0.20% for Investor Shares and 0.12% for Admiral Shares. The peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2008. Peer groups are: for the New Jersey Tax-Exempt Money Market Fund, the Average New Jersey Tax-Exempt Money Market Fund; and for the New Jersey Long-Term Tax-Exempt Fund, the Average New Jersey Municipal Debt Fund.

International stocks returned about 22% for the fiscal half-year—the highest six-month return since April 2006. Higher commodity prices and a slight rebound in manufacturing orders helped reverse the steep declines that plagued international markets earlier in the period. Aggressive stimulus measures by some governments, including China’s, helped the world’s emerging markets claw their way toward recovery.

Despite encouraging signs, many investors remained fearful that long-term inflation would be kindled by the U.S. Treasury’s massive borrowing, a weaker dollar, and higher crude-oil prices. The U.S. economy also continues to struggle with high levels of unemployment.

Investor demand, government efforts stimulated the market for munis

To a significant extent, the performance of each state’s municipal securities is consistent with that of the tax-exempt market as a whole, reflecting the relative homogeneity of securities issued by states and municipalities. That is why strong demand for longer-term municipal bonds during the past six months helped boost the returns of New Jersey tax-exempt bonds along with others.

Investment insight

A historical yield pattern appears to be returning

At the start of the fiscal half-year, municipal securities generally offered higher pre-tax yields than taxable Treasuries—an inversion of the typical relationship. Munis usually yield less than Treasuries, because their interest income is generally exempt from federal taxes. As the period progressed, Treasury yields rose and muni yields declined, perhaps indicating a return to normalcy after a period of extreme turmoil in the bond markets.

Note: Ten-year Treasury yields are based on month-end yields, as calculated by Bloomberg L.P. The fund’s yield, calculated according to an SEC-required method, represents the yield on a portfolio of securities with an average effective maturity that is expected to remain between 10 and 25 years.

Quickening the demand were the attractive prices of long-term municipals—a consequence of credit-crisis-related forced sales of munis by hedge funds and other investors in the final months of 2008.

The federal government’s stimulus efforts—including payments to state and local governments and the creation of a new subsidized, taxable municipal bond aimed at lowering financing costs—also helped generate more optimistic investor sentiment in the muni marketplace. The New Jersey Turnpike Authority, for example, floated nearly $1.4 billion of the new “Build America Bonds” in April. (The investment objective of Vanguard’s municipal bond funds is to seek securities that produce tax-exempt income, so the funds will not invest in these new bonds.)

In this environment, Vanguard New Jersey Long-Term Tax-Exempt Fund performed strongly: Its Investor Shares returned 7.45% and its Admiral Shares 7.49%, compared with 8.23% produced by its benchmark index. The fund trailed the 9.76% average return of competitors largely because of its emphasis on higher-quality bonds. Funds with lower-quality bonds tend to perform relatively better during strong markets such as the recent period, while funds with higher-quality assets tend to perform better in down markets (as the Vanguard fund did in fiscal 2008, despite its negative return).

Vanguard New Jersey Tax-Exempt Money Market Fund was bolstered by its low expense ratio (see accompanying table)—an important advantage in these lean times for interest income. The fund returned 0.36%, compared with an average return of 0.22% for its competitors.

As the municipal market enters the second half of fiscal year 2009, concerns have been raised about the fiscal outlook for states and municipalities—and, of course, the soundness of their finances bears close watching during this severe recession. It’s important to keep in mind, however, that the performance of the New Jersey Long-Term Tax-Exempt Fund over the 2008 fiscal year stemmed more from distress among financial institutions than from trouble with municipal securities. State and local governments have a long history of meeting investor obligations, even in periods of extreme economic decline.

A balanced portfolio can help to counter uncertainty

The financial markets are fraught with uncertainty: That is their nature, as every seasoned investor knows. At times, however, the uncertainty is heightened, and that characterizes the current market environment.

Whatever the outlook, Vanguard’s experience suggests that the best investment strategy is a long-term program built on a diversified mix of stock, bond, and money market funds that fits your goals, time horizon, and tolerance for risk. A balanced portfolio can’t be expected to produce the best (or worst) performance in a given period, but it can help you reap the rewards of the market’s best-performing assets while muting the impact of the worst-performing ones.

The Vanguard New Jersey Tax-Exempt Funds—each combining low costs with the skilled management and expert credit analysis of Vanguard Fixed Income Group—can be a valuable part of just such a diversified, long-term portfolio.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III

President and Chief Executive Officer

June 16, 2009

Details about the Treasury Temporary Guarantee Program for Money Market Funds

The New Jersey Tax-Exempt Money Market Fund is participating in the U.S. Treasury’s Temporary Guarantee Program, which provides a guarantee to money market fund shareholders based on the number of shares they owned at the close of business on September 19, 2008. The program will expire on September 18, 2009.

Some details of the program:

• Any increase in the number of shares that an investor held after the close of business on September 19, 2008, will not be guaranteed.

• If a shareholder closes his or her account in the fund, any future investment in the fund will not be guaranteed.

• If the number of shares an investor holds fluctuates over the period, the investor will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less.

Advisor’s Report

For the fiscal half-year ended May 31, 2009, Vanguard New Jersey Tax-Exempt Money Market Fund returned 0.36%, exceeding the average return of peer-group funds. The Investor Shares of Vanguard New Jersey Long-Term Tax-Exempt Fund returned 7.45% (Admiral Shares, 7.49%), reversing the negative result of the previous fiscal year but lagging both the performance of its benchmark index and the average return of competitors.

The investment environment

As the six-month period began, the shocks of the Lehman Brothers bankruptcy and the federal government’s rescue of American International Group (AIG) were still reverberating throughout the financial markets. Credit markets had seized up, and prices had fallen for all but the “safest” assets (that is, U.S. Treasuries) as investors rushed headlong to avoid any hint of risk. Hedge funds and closed-end funds, which had relied on massive debt to finance investments in assets such as mortgage-backed securities and municipal bonds, had no choice but to sell those assets as the value of their collateral declined.

The strong demand for Treasuries drove down their yields, while the rushed sales of municipal bonds increased their yields, reversing the usual relationship: By December, the yield of 30-year AAA-rated municipal bonds was almost double that of 30-year Treasuries, compared with the typical ratio of about 90%.

Yields of Municipal Securities
(AAA-Rated General-Obligation Issues)
	November 30,	May 31,
Maturity	2008	2009
2 years	2.13%	0.94%
5 years	2.93	1.97
10 years	4.02	2.97
30 years	5.38	4.55

Source: Vanguard.

After December, however, the investment environment improved considerably. The municipal market began to stabilize, bolstered by federal government initiatives that prompted investors to take advantage of municipal securities’ depressed prices. The Federal Reserve Board had pushed its target for the federal funds rate as low as it could go, to a range of 0%–0.25%. The Fed also adopted an unconventional policy of “quantitative easing”—a strategy aimed at thawing frozen credit markets. In addition, in February the U.S. Congress passed the American Recovery and Reinvestment Act of 2009, an enormous stimulus program that includes direct payments to state and local governments.

The act also provides for the “Build America Bonds” program, which allows municipalities to issue federally subsidized taxable bonds. A number of states, agencies, and local governments—including several in New Jersey—quickly took advantage of this new investment tool to lower their financing costs.

Toward the end of the fiscal half-year, liquidity had improved in the municipal bond market and credit spreads were tightening. Investors’ appetite for risk began to revive, which cooled demand for Treasuries and pushed their yields higher. Long-term municipal bonds rallied, driving their yields lower. The relationship between municipal bond yields and Treasury yields was approaching normalcy—note, for example, the chart in the President’s Letter comparing the yield of the New Jersey Long-Term Tax-Exempt Fund with Treasury yields.

The troubles faced by the municipal bond market can be seen in the supply of new issuance, which fell during the six months ended May 31 by almost 23%, to $162 billion, from a year earlier. The drop reflects a higher-than-normal issuance in the prior year as state and local governments turned to traditional bonds to replace auction-rate and variable-rate debt securities, which incurred credit-crisis problems. The decline also reflected investors’ pronounced risk-aversion in late 2008, when there was little appetite for anything but Treasuries. During the six months, New Jersey government entities floated $5.5 billion in securities, down from $5.7 billion a year earlier.

Management of the funds

The yield of the New Jersey Tax-Exempt Money Market Fund declined for the six months ended May 31, as the Fed continued its policy of lowering interest rates. As described in the President’s Letter, Vanguard New Jersey Tax-Exempt Money Market Fund has a competitive advantage in its low-cost structure. This, together with our emphasis on the high quality of municipal issuers, was an important factor in enabling the fund to outpace the average result of peer funds for the recent fiscal period. (The long-term fund also benefits from a low expense ratio.)

During the half-year, the New Jersey Long-Term Tax-Exempt Fund benefited from the post-December rally in long-term municipal bonds. The fund’s Investor Shares returned 7.45%, and its Admiral Shares registered 7.49%. As expected, a rally in long-term municipal bond prices helped push down yields for the Long-Term Tax-Exempt Fund. The fund’s total return trailed both the 8.23% result of its benchmark index and the 9.76% average return of competitors, largely because of the fund’s emphasis on higher-quality bonds. Funds with lower-quality bonds tend to perform relatively better during strong markets such as the recent period, when an increase in investors’ appetite for risk can provide an extra boost to lower-rated securities.

Outlook

States and municipalities are facing historic fiscal challenges amid a severe recession and a housing slump that have reduced tax revenues. In New Jersey, for example, the severe recession slashed tax revenues by more than 10%, causing lawmakers to grapple with closing a budget deficit in excess of $1 billion. As the fiscal half-year was ending, the state was moving toward a combination of moves, including spending cuts, tax increases, reductions in property tax rebates, and state employee furloughs.

In general, the federal government’s stimulus program and its other steps are helping to bridge a portion of state and municipal budget gaps. Looking forward, we expect these shortfalls to be largely filled by tax increases, spending cuts, and tapping of reserves, the precise mix depending on each locality’s economic and political situation. Of course, this will result in tough decision-making at all levels of government as the funds’ new fiscal period proceeds.

At Vanguard, we are ready for these challenges. The credit quality of issuers has never been more important. We expect our long-standing practice of conducting rigorous and independent analyses will continue to serve you well. Coupled with the New Jersey Tax-Exempt Funds’ broad diversification and low expense ratios, your funds are positioned to take advantage of the best opportunities in an unusually demanding environment.

Kathryn T. Allen, Principal,

Portfolio Manager

Michael G. Kobs, Portfolio Manager

Vanguard Fixed Income Group

June 25, 2009

New Jersey Tax-Exempt Money Market Fund

Fund Profile

As of May 31, 2009

Financial Attributes

Yield[1]	0.5%
Average Weighted Maturity	32 days
Average Quality[2]	MIG-1
Expense Ratio[3]	0.17%

Distribution by Credit Quality[4] (% of portfolio)

MIG-1/A-1+/SP-1+/F-1+	84.1%
P-1/A-1/SP-1/F-1	15.6
AAA/AA	0.3

1 7-day SEC yield. See the Glossary.

2 Moody’s Investors Service.

3 The expense ratio shown is from the prospectus dated, March 27, 2009, and represents estimated costs for the current fiscal year based on the fund’s current net assets.
For the six months ended May 31, 2009, the fund’s expense ratio was 0.17%.

4 Ratings: Moody’s Investors Service, Standard & Poor’s, Fitch.

New Jersey Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. (For details on the fund’s participation in the U.S. Treasury’s temporary guarantee program, please see the note on page 7.) The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): November 30, 1998–May 31, 2009
		Average
		Fund[1]
Fiscal	Total	Total
Year	Return	Return
1999	2.9%	2.5%
2000	3.7	3.4
2001	2.8	2.4
2002	1.3	0.9
2003	0.9	0.5
2004	1.0	0.5
2005	2.2	1.7
2006	3.3	2.8
2007	3.6	3.1
2008	2.3	1.9
2009[2]	0.4	0.2
7-day SEC yield (5/31/2009): 0.50%

Average Annual Total Returns: Periods Ended March 31, 2009

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	10 Years
New Jersey Tax-Exempt Money Market Fund[3]	2/3/1988	1.59%	2.46%	2.31%

1 Returns for the Average New Jersey Tax-Exempt Money Market Fund are derived from data provided by Lipper Inc.

2 Six months ended May 31, 2009.

3 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000. Note: See Financial Highlights table for dividend and capital gains information.

New Jersey Tax-Exempt Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets

As of May 31, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (99.5%)
New Jersey (94.9%)
	Allendale NJ BAN	3.000%	6/30/09		4,082	4,085
	Bergen County NJ BAN	1.250%	12/18/09		20,678	20,774
	Bergen County NJ Improvement Auth. BAN	1.250%	5/11/10		25,000	25,192
	Camden County NJ Improvement Auth.
	Lease Rev. VRDO	0.250%	6/5/09	LOC	49,500	49,500
	Delaware River & Bay Auth. New Jersey Rev.
	VRDO	0.070%	6/5/09	LOC	3,100	3,100
	Delaware River Joint Toll Bridge Comm.
	Pennsylvania & New Jersey Rev. VRDO	0.900%	6/5/09	LOC	7,335	7,335
	Delaware River Joint Toll Bridge Comm.
	Pennsylvania & New Jersey Rev. VRDO	1.000%	6/5/09	LOC	4,900	4,900
	Delaware River Port Auth. Pennsylvania &
	New Jersey Rev. VRDO	0.250%	6/5/09	LOC	39,000	39,000
	Delaware River Port Auth. Pennsylvania &
	New Jersey Rev. VRDO	0.300%	6/5/09	LOC	65,000	65,000
	Essex County NJ Improvement Auth.
	Lease Rev. BAN	3.000%	6/25/09		55,000	55,045
	Essex County NJ Improvement Auth. Rev.
	(Jewish Community Center) VRDO	0.300%	6/5/09	LOC	11,625	11,625
1	Essex County NJ Improvement Auth. Rev.
	TOB VRDO	0.300%	6/5/09	LOC	28,280	28,280
1	Garden State Preservation Trust New Jersey
	TOB VRDO	0.340%	6/5/09	LOC	9,695	9,695
1	Garden State Preservation Trust New Jersey
	TOB VRDO	0.590%	6/5/09	(4)	4,185	4,185
1	Garden State Preservation Trust New Jersey
	TOB VRDO	2.000%	6/5/09	(4)LOC	14,540	14,540
1	Garden State Preservation Trust New Jersey
	TOB VRDO	2.420%	6/5/09	(4)LOC	30,840	30,840
	Gloucester County NJ PCR
	(Mobil Oil Refining Corp.) VRDO	0.080%	6/1/09		34,850	34,850
	Linden NJ BAN	2.000%	5/14/10		12,204	12,373
	Livingston Township NJ BAN	1.500%	2/10/10		14,400	14,488
1	Madison Borough NJ Board of Educ. TOB VRDO	0.250%	6/5/09	LOC	11,745	11,745
	Mahwah Township NJ BAN	3.000%	6/12/09		6,325	6,327

New Jersey Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Marlboro Township NJ Board of Educ. GO	5.250%	7/15/09 (Prere.)	2,625	2,640
	Marlboro Township NJ Board of Educ. GO	5.250%	7/15/09 (4)(Prere.)	2,790	2,806
	Marlboro Township NJ Board of Educ. GO	5.250%	7/15/09 (Prere.)	2,850	2,866
	Middlesex County NJ BAN	2.500%	6/10/09	34,849	34,856
	Monroe Township NJ BAN	2.000%	2/10/10	31,420	31,729
	Mount Laurel Township NJ BAN	1.500%	4/20/10	12,533	12,599
	New Brunswick NJ BAN	3.000%	6/25/09	17,597	17,611
	New Jersey Building Auth. Rev.	5.000%	6/15/09	5,150	5,156
	New Jersey Building Auth. Rev. VRDO	0.050%	6/5/09 LOC	4,800	4,800
	New Jersey Building Auth. Rev. VRDO	0.050%	6/5/09 LOC	5,300	5,300
	New Jersey Building Auth. Rev. VRDO	0.050%	6/5/09 LOC	7,400	7,400
	New Jersey Econ. Dev. Auth.
	(Port Newark Container) VRDO	0.400%	6/5/09 LOC	30,700	30,700
	New Jersey Econ. Dev. Auth. Fac. Rev.
	(Logan Project) CP	0.500%	8/6/09 LOC	55,000	55,000
	New Jersey Econ. Dev. Auth. Natural Gas
	Fac. Rev. (New Jersey Natural Gas) VRDO	0.350%	6/5/09 LOC	8,500	8,500
	New Jersey Econ. Dev. Auth. Natural Gas
	Fac. Rev. VRDO	0.160%	6/1/09 LOC	50,700	50,700
	New Jersey Econ. Dev. Auth. Natural Gas
	Fac. Rev. VRDO	0.180%	6/1/09 LOC	32,200	32,200
	New Jersey Econ. Dev. Auth. Rev.
	(Bennedictine Abbey Newark) VRDO	0.250%	6/5/09 LOC	19,700	19,700
1	New Jersey Econ. Dev. Auth. Rev.
	(Bennedictine Abbey Newark) VRDO	0.250%	6/5/09 LOC	8,925	8,925
	New Jersey Econ. Dev. Auth. Rev.
	(Chambers Cogeneration Limited Partnership) CP	2.750%	6/2/09 LOC	43,100	43,100
	New Jersey Econ. Dev. Auth. Rev.
	(Cooper Health System) VRDO	0.250%	6/5/09 LOC	12,800	12,800
	New Jersey Econ. Dev. Auth. Rev.
	(Crowley Liner Services) VRDO	0.150%	6/5/09 LOC	3,065	3,065
	New Jersey Econ. Dev. Auth. Rev.
	(Duke Farms Foundation) VRDO	0.100%	6/1/09 LOC	6,000	6,000
	New Jersey Econ. Dev. Auth. Rev.
	(Frisch School Project) VRDO	0.170%	6/5/09 LOC	21,060	21,060
	New Jersey Econ. Dev. Auth. Rev.
	(Geriatric Services Housing Corp.) VRDO	0.050%	6/5/09 LOC	13,500	13,500
	New Jersey Econ. Dev. Auth. Rev.
	(Jewish Community Center) VRDO	0.430%	6/5/09 LOC	5,050	5,050
	New Jersey Econ. Dev. Auth. Rev.
	(Lawrenceville School Project) VRDO	0.150%	6/1/09	21,200	21,200
	New Jersey Econ. Dev. Auth. Rev.
	(Metuchen Project) VRDO	0.200%	6/5/09 LOC	9,445	9,445
	New Jersey Econ. Dev. Auth. Rev.
	(Ocean Spray Cranberries) VRDO	0.550%	6/5/09 LOC	8,000	8,000
	New Jersey Econ. Dev. Auth. Rev.
	(Order Saint Benedict Project) VRDO	0.300%	6/5/09 LOC	15,705	15,705
	New Jersey Econ. Dev. Auth. Rev.
	(Order Saint Benedict Project) VRDO	0.300%	6/5/09 LOC	17,000	17,000
	New Jersey Econ. Dev. Auth. Rev.
	(Passaic Hebrew Institute) VRDO	0.170%	6/5/09 LOC	3,150	3,150
	New Jersey Econ. Dev. Auth. Rev.
	(Peddie School Project) VRDO	0.270%	6/5/09	4,800	4,800

New Jersey Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New Jersey Econ. Dev. Auth. Rev.
	(Peddie School Project) VRDO	0.270%	6/5/09	6,005	6,005
	New Jersey Econ. Dev. Auth. Rev.
	(Peddie School Project) VRDO	0.270%	6/5/09	1,000	1,000
	New Jersey Econ. Dev. Auth. Rev.
	(Peddie School Project) VRDO	0.270%	6/5/09	795	795
1	New Jersey Econ. Dev. Auth. Rev.
	(School Fac.) TOB VRDO	0.440%	6/5/09 (Prere.)	9,150	9,150
1	New Jersey Econ. Dev. Auth. Rev.
	(School Fac.) TOB VRDO	0.640%	6/5/09 (4)	5,800	5,800
	New Jersey Econ. Dev. Auth. Rev.
	(School Fac.) VRDO	0.150%	6/1/09 LOC	61,600	61,600
	New Jersey Econ. Dev. Auth. Rev.
	(School Fac.) VRDO	0.170%	6/1/09 LOC	24,325	24,325
	New Jersey Econ. Dev. Auth. Rev.
	(School Fac.) VRDO	0.230%	6/1/09 LOC	72,620	72,620
	New Jersey Econ. Dev. Auth. Rev.
	(School Fac.) VRDO	0.220%	6/5/09 LOC	110,000	110,000
	New Jersey Econ. Dev. Auth. Rev.
	(School Fac.) VRDO	0.250%	6/5/09 LOC	31,000	31,000
	New Jersey Econ. Dev. Auth. Rev.
	PCR (Exxon) VRDO	0.050%	6/1/09	10,300	10,300
1	New Jersey Econ. Dev. Auth. Rev. TOB VRDO	0.320%	6/5/09 (Prere.)	11,070	11,070
1	New Jersey Educ. Fac. Auth. Rev.
	(Institute for Advanced Studies) VRDO	0.250%	6/5/09	25,300	25,300
	New Jersey Educ. Fac. Auth. Rev.
	(Institute for Advanced Studies) VRDO	0.250%	6/5/09	11,100	11,100
	New Jersey Educ. Fac. Auth. Rev.
	(Institute for Defense Analyses) VRDO	0.350%	6/5/09 LOC	9,685	9,685
1	New Jersey Educ. Fac. Auth. Rev.
	(Princeton Univ.) TOB VRDO	0.370%	6/5/09	10,900	10,900
	New Jersey GO	6.000%	5/1/10 (Prere.)	4,985	5,240
1	New Jersey GO TOB VRDO	0.590%	6/5/09	5,340	5,340
	New Jersey Health Care Fac. Financing Auth. Rev.
	(AHS Hospital Corp.) VRDO	0.100%	6/5/09 LOC	26,620	26,620
	New Jersey Health Care Fac. Financing Auth. Rev.
	(AHS Hospital)	5.000%	7/1/09	6,040	6,054
	New Jersey Health Care Fac. Financing Auth. Rev.
	(Hosp. Capital Asset Pooled Program) VRDO	0.180%	6/5/09 LOC	23,600	23,600
	New Jersey Health Care Fac. Financing Auth. Rev.
	(Hosp. Capital Asset Pooled Program) VRDO	0.180%	6/5/09 LOC	24,500	24,500
	New Jersey Health Care Fac. Financing Auth. Rev.
	(Hosp. Capital Asset Pooled Program) VRDO	0.180%	6/5/09 LOC	23,100	23,100
	New Jersey Health Care Fac. Financing Auth. Rev.
	(Hosp. Capital Asset Pooled Program) VRDO	0.180%	6/5/09 LOC	20,000	20,000
	New Jersey Health Care Fac. Financing Auth. Rev.
	(Meridian Health Systems) VRDO	0.100%	6/5/09 LOC	37,500	37,500
	New Jersey Health Care Fac. Financing Auth. Rev.
	(Meridian Health Systems) VRDO	0.200%	6/5/09 LOC	5,700	5,700
	New Jersey Health Care Fac. Financing Auth. Rev.
	(Meridian IV) VRDO	0.250%	6/5/09 (12)	19,100	19,100
	New Jersey Health Care Fac. Financing Auth. Rev.
	(Meridian-III) VRDO	0.300%	6/5/09 (12)	15,500	15,500

New Jersey Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New Jersey Health Care Fac. Financing Auth. Rev.
	(Robert Wood Johnson Univ.) VRDO	0.250%	6/5/09 LOC	19,975	19,975
	New Jersey Health Care Fac. Financing Auth. Rev.
	(Robert Wood Johnson Univ.) VRDO	0.250%	6/5/09 LOC	8,305	8,305
	New Jersey Health Care Fac. Financing Auth. Rev.
	(Underwood Memorial Hosp.) VRDO	0.310%	6/5/09 LOC	12,800	12,800
	New Jersey Health Care Fac. Financing Auth. Rev.
	(Virtua Health) VRDO	0.150%	6/1/09 LOC	14,100	14,100
	New Jersey Health Care Fac. Financing Auth. Rev.
	(Virtua Health) VRDO	0.250%	6/5/09 LOC	2,000	2,000
	New Jersey Health Care Fac. Financing Auth. Rev.
	(Virtua Health) VRDO	0.250%	6/5/09 LOC	7,000	7,000
	New Jersey Health Care Fac. Financing Auth. Rev.
	(Virtua Health) VRDO	0.300%	6/5/09 LOC	7,900	7,900
1	New Jersey Health Care Fac. Financing Auth. Rev.
	TOB VRDO	0.470%	6/5/09 (12)	9,600	9,600
1	New Jersey Health Care Fac. Financing Auth. Rev.
	TOB VRDO	0.470%	6/5/09 (12)	5,580	5,580
	New Jersey Health Care Fac. Financing Auth. Rev.
	VRDO	0.280%	6/5/09 LOC	21,395	21,395
	New Jersey Health Care Fac. Financing Auth. Rev.
	VRDO	0.280%	6/5/09 LOC	16,960	16,960
	New Jersey Health Care Fac. Financing Auth. Rev.
	VRDO	0.300%	6/5/09 LOC	4,650	4,650
	New Jersey Highway Auth. Rev.
	(Garden State Parkway)	6.200%	1/1/10 (2)(ETM)	8,485	8,715
	New Jersey Housing & Mortgage Finance Agency
	Multi-Family Housing Rev. VRDO	0.200%	6/5/09 LOC	54,000	54,000
	New Jersey Housing & Mortgage Finance Agency
	Multi-Family Housing Rev. VRDO	0.250%	6/5/09 (4)	12,500	12,500
	New Jersey Housing & Mortgage Finance Agency
	Multi-Family Housing Rev. VRDO	0.250%	6/5/09 LOC	6,830	6,830
	New Jersey Housing & Mortgage Finance Agency
	Multi-Family Housing Rev. VRDO	1.100%	6/5/09 (4)	15,205	15,205
	New Jersey Housing & Mortgage Finance Agency
	Multi-Family Housing Rev. VRDO	1.100%	6/5/09 (4)	23,540	23,540
1	New Jersey Housing & Mortgage Finance Agency
	Rev. TOB VRDO	0.470%	6/5/09	7,160	7,160
	New Jersey Housing & Mortgage Finance Agency
	Rev. VRDO	0.200%	6/5/09	7,000	7,000
	New Jersey Housing & Mortgage Finance Agency
	Rev. VRDO	0.250%	6/5/09	8,000	8,000
1	New Jersey Housing & Mortgage Finance Agency
	Single Family Housing Rev. TOB VRDO	0.500%	6/5/09	7,730	7,730
	New Jersey Housing & Mortgage Finance Agency
	Single Family Housing Rev. VRDO	0.390%	6/5/09	15,000	15,000
	New Jersey Housing & Mortgage Finance Agency
	Rev. VRDO	0.400%	6/5/09	10,500	10,500
	New Jersey Housing & Mortgage Finance Agency
	Rev. VRDO	0.400%	6/5/09	14,200	14,200
	New Jersey Housing & Mortgage Finance Agency
	Rev. VRDO	0.400%	6/5/09	9,900	9,900

New Jersey Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	New Jersey State Transp. Trust Fund Auth. Cap
	TOB VRDO	0.340%	6/5/09	LOC	37,955	37,955
	New Jersey TRAN	3.000%	6/25/09		10,000	10,009
	New Jersey Transp. Trust Fund Auth. Rev.	5.000%	6/15/09	(Prere.)	5,000	5,006
	New Jersey Transp. Trust Fund Auth. Rev.	5.125%	6/15/09	(Prere.)	20,000	20,031
	New Jersey Transp. Trust Fund Auth. Rev.	6.000%	6/15/10	(Prere.)	5,000	5,283
1	New Jersey Transp. Trust Fund Auth. Rev.
	TOB VRDO	0.470%	6/5/09	(13)	15,475	15,475
1	New Jersey Transp. Trust Fund Auth. Rev.
	TOB VRDO	0.970%	6/5/09	(4)	11,320	11,320
1	New Jersey Transp. Trust Fund Auth. TOB VRDO	0.260%	6/5/09	(4)LOC	16,095	16,095
1	New Jersey Transp. Trust Fund Auth. TOB VRDO	0.300%	6/5/09	LOC	11,495	11,495
	New Jersey Transp. Trust Fund Auth.
	Transp. System Rev.	5.000%	6/15/09	(Prere.)	5,000	5,009
1	New Jersey Transp. Trust Fund Deutsche Bank
	TOB VRDO	0.280%	6/5/09	LOC	14,945	14,945
1	New Jersey Transp. Trust Fund TOB VRDO	0.280%	6/5/09	LOC	77,325	77,325
	New Jersey Turnpike Auth. Rev.	5.375%	1/1/10	(Prere.)	3,500	3,594
	New Jersey Turnpike Auth. Rev.	5.500%	1/1/10	(Prere.)	20,000	20,580
	New Jersey Turnpike Auth. Rev.	5.500%	1/1/10	(Prere.)	1,800	1,850
	New Jersey Turnpike Auth. Rev.	5.625%	1/1/10	(Prere.)	5,500	5,657
	New Jersey Turnpike Auth. Rev.	5.625%	1/1/10	(Prere.)	17,775	18,262
	New Jersey Turnpike Auth. Rev.	5.750%	1/1/10	(ETM)	7,475	7,696
	New Jersey Turnpike Auth. Rev.	5.750%	1/1/10	(Prere.)	3,500	3,606
	New Jersey Turnpike Auth. Rev.	5.750%	1/1/10	(Prere.)	1,620	1,667
	New Jersey Turnpike Auth. Rev.	5.750%	1/1/10	(Prere.)	18,600	19,161
1	New Jersey Turnpike Auth. Rev. TOB VRDO	0.240%	6/5/09	LOC	22,235	22,235
1	New Jersey Turnpike Auth. Rev. TOB VRDO	0.470%	6/5/09	(13)	19,800	19,800
1	New Jersey Turnpike Auth. Rev. TOB VRDO	1.090%	6/5/09	(4)	6,745	6,745
1	New Jersey Turnpike Auth. Rev. TOB VRDO	1.750%	6/5/09	(4)LOC	6,470	6,470
	New Jersey Turnpike Auth. Rev. VRDO	0.070%	6/5/09	LOC	5,000	5,000
	New Jersey Turnpike Auth. Rev. VRDO	1.500%	6/5/09	(4)	48,880	48,880
	New Jersey Turnpike Auth. Rev. VRDO	3.500%	6/5/09	LOC	48,900	48,900
	Paramus Borough NJ BAN	3.000%	8/7/09		5,906	5,919
1	Port Auth. of New York & New Jersey Rev.
	TOB VRDO	0.290%	6/5/09		4,800	4,800
1	Port Auth. of New York & New Jersey Rev.
	TOB VRDO	0.300%	6/5/09		5,090	5,090
1	Port Auth. of New York & New Jersey Rev.
	TOB VRDO	0.450%	6/5/09		5,555	5,555
1	Port Auth. of New York & New Jersey Rev.
	TOB VRDO	0.450%	6/5/09		3,335	3,335
1	Port Auth. Of New York & New Jersey Rev.
	TOB VRDO	0.460%	6/5/09	(4)	19,760	19,760
1	Port Auth. of New York & New Jersey Rev.
	TOB VRDO	0.490%	6/5/09		8,085	8,085
1	Port Auth. of New York & New Jersey Rev.
	TOB VRDO	0.520%	6/5/09		5,600	5,600
1	Port Auth. of New York & New Jersey Rev.
	TOB VRDO	0.530%	6/5/09	(4)	12,000	12,000
1	Port Auth. of New York & New Jersey Rev.
	TOB VRDO	0.530%	6/5/09	(4)	5,000	5,000

New Jersey Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Port Auth. of New York & New Jersey Rev.
	TOB VRDO	0.590%	6/5/09	(4)	7,770	7,770
1	Port Auth. of New York & New Jersey Rev.
	TOB VRDO	0.740%	6/5/09	(4)	4,050	4,050
	Princeton Univ. New Jersey CP	0.500%	6/2/09		7,650	7,650
	Raritan Township NJ BAN	3.000%	8/6/09		5,993	6,006
	Ridgewood NJ BAN	3.000%	6/26/09		3,375	3,378
1	Rutgers State Univ. New Jersey TOB VRDO	0.300%	6/5/09		2,500	2,500
	Rutgers State Univ. New Jersey VRDO	0.150%	6/1/09		11,800	11,800
	Rutgers State Univ. New Jersey VRDO	0.150%	6/1/09		45,980	45,980
	Salem County New Jersey Improvement Authority
	Rev. (Friends Home Woodstown Inc) VRDO	0.500%	6/5/09	LOC	16,000	16,000
	Salem County NJ Financing Auth. PCR
	(Exelon Project) CP	0.300%	6/8/09	LOC	19,000	19,000
	Salem County NJ Financing Auth. PCR
	(Public Service Electric & Gas) VRDO	0.280%	6/5/09	LOC	7,000	7,000
	Secaucus NJ BAN	3.000%	6/19/09		8,856	8,860
	Springfield Township NJ BAN	3.000%	8/14/09		7,100	7,118
	Tewksbury Township NJ BAN	3.000%	6/26/09		5,086	5,090
1	Tobacco Settlement Financing Corp.
	New Jersey Rev.TOB VRDO	0.300%	6/5/09	(Prere.)	6,115	6,115
	Toms River NJ BAN	3.000%	6/30/09		17,450	17,466
	Union County NJ BAN	3.000%	7/1/09		60,000	60,063
	Union County NJ PCR (Exxon) VRDO	0.050%	6/1/09		21,500	21,500
	Union County NJ PCR (Exxon) VRDO	0.080%	6/1/09		19,580	19,580
	Vernon Township NJ School Dist. GO	5.250%	12/1/09	(Prere.)	1,200	1,227
	Vernon Township NJ School Dist. GO	5.300%	12/1/09	(Prere.)	1,200	1,227
	Vernon Township NJ School Dist. GO	5.375%	12/1/09	(Prere.)	1,200	1,228
	Vernon Township NJ School Dist. GO	5.375%	12/1/09	(Prere.)	1,200	1,228
	Vernon Township NJ School Dist. GO	5.375%	12/1/09	(Prere.)	1,200	1,228
	Westfield NJ BAN	3.000%	7/17/09		8,243	8,257
						2,750,207
Puerto Rico (4.6%)
1	Puerto Rico Ind. Medical &
	Environmental Fac. Finance Auth. Rev. PCR
	(Abbott Laboratories) PUT	2.000%	3/1/10		12,575	12,575
1	Puerto Rico Infrastructure Financing Auth.
	Special Obligation Bonds TOB VRDO	0.320%	6/5/09	(Prere.)	19,990	19,990
	Puerto Rico Muni. Finance Agency	5.500%	8/1/09	(4)(Prere.)	2,000	2,036
	Puerto Rico Muni. Finance Agency	5.875%	8/1/09	(Prere.)	10,480	10,659
	Puerto Rico Muni. Finance Agency	6.000%	8/1/09	(Prere.)	2,645	2,690
	Puerto Rico Muni. Finance Agency	5.500%	8/1/09	(Prere.)	5,000	5,093
1	Puerto Rico Sales Tax Financing Corp. Rev.
	TOB VRDO	0.370%	6/5/09		16,000	16,000
1	Puerto Rico Sales Tax Financing Corp. Rev.
	TOB VRDO	0.450%	6/5/09	LOC	8,975	8,975
1	Puerto Rico Sales Tax Financing Corp. Rev.
	TOB VRDO	0.450%	6/5/09	LOC	8,900	8,900
1	Puerto Rico Sales Tax Financing Corp. Rev.
	TOB VRDO	0.450%	6/5/09	LOC	7,425	7,425

New Jersey Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Puerto Rico Sales Tax Financing Corp. Rev.
TOB VRDO	0.490%	6/5/09	8,000	8,000
Puerto Rico TRAN	3.000%	7/30/09 LOC	30,000	30,066
				132,409
Total Tax-Exempt Municipal Bonds (Cost $2,882,616)				2,882,616
Other Assets and Liabilities (0.5%)
Other Assets				23,362
Liabilities				(9,509)
				13,853
Net Assets (100%)
Applicable to 2,896,217,794 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				2,896,469
Net Asset Value Per Share				$1.00

At May 31, 2009, net assets consisted of:
				Amount
				($000)
Paid-in Capital				2,896,457
Undistributed Net Investment Income				—
Accumulated Net Realized Gains				12
Net Assets				2,896,469

•	See Note A in Notes to Financial Statements.
1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2009, the aggregate value of these securities was $617,225,000, representing 21.3% of net assets.

See accompanying Notes, which are an integral part of the Financial Statements.
A key to abbreviations and other references follows the Statement of Net Assets.

New Jersey Tax-Exempt Money Market Fund

Key to Abbreviations

ARS	—Auction Rate Security.
BAN	—Bond Anticipation Note.
COP	—Certificate of Participation.
CP	—Commercial Paper.
FR	—Floating Rate.
GAN	—Grant Anticipation Note.
GO	—General Obligation Bond.
IDA	—Industrial Development Authority Bond.
IDR	—Industrial Development Revenue Bond.
PCR	—Pollution Control Revenue Bond.
PUT	—Put Option Obligation.
RAN	—Revenue Anticipation Note.
TAN	—Tax Anticipation Note.
TOB	—Tender Option Bond.
TRAN	—Tax Revenue Anticipation Note.
UFSD	—Union Free School District.
USD	—United School District.
VRDO	—Variable Rate Demand Obligation.
(ETM)	—Escrowed to Maturity.
(Prere.)	—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1)	MBIA (Municipal Bond Insurance Association).
(2)	AMBAC (Ambac Assurance Corporation).
(3)	FGIC (Financial Guaranty Insurance Company).
(4)	FSA (Financial Security Assurance).
(5)	BIGI (Bond Investors Guaranty Insurance).
(6)	Connie Lee Inc.
(7)	FHA (Federal Housing Authority).
(8)	CapMAC (Capital Markets Assurance Corporation).
(9)	American Capital Access Financial Guaranty Corporation.
(10)	XL Capital Assurance Inc.
(11)	CIFG (CDC IXIS Financial Guaranty).
(12)	Assured Guaranty Corp.
(13)	National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New Jersey Tax-Exempt Money Market Fund

Statement of Operations

Six Months Ended
May 31, 2009
($000)
Investment Income
Income
Interest	13,079
Total Income	13,079
Expenses
The Vanguard Group—Note B
Investment Advisory Services	168
Management and Administrative	1,129
Marketing and Distribution	497
Money Market Guarantee Program	673
Custodian Fees	12
Shareholders’ Reports	14
Trustees’ Fees and Expenses	2
Total Expenses	2,495
Expenses Paid Indirectly	(9)
Net Expenses	2,486
Net Investment Income	10,593
Realized Net Gain (Loss) on Investment Securities Sold	70
Net Increase (Decrease) in Net Assets Resulting from Operations	10,663

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	10,593	76,792
Realized Net Gain (Loss)	70	(13)
Net Increase (Decrease) in Net Assets Resulting from Operations	10,663	76,779
Distributions
Net Investment Income	(10,593)	(76,792)
Realized Capital Gain	—	—
Total Distributions	(10,593)	(76,792)
Capital Share Transactions (at $1.00)
Issued	928,690	2,762,019
Issued in Lieu of Cash Distributions	10,154	73,627
Redeemed	(1,168,518)	(3,157,588)
Net Increase (Decrease) from Capital Share Transactions	(229,674)	(321,942)
Total Increase (Decrease)	(229,604)	(321,955)
Net Assets
Beginning of Period	3,126,073	3,448,028
End of Period	2,896,469	3,126,073

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Tax-Exempt Money Market Fund

Financial Highlights

Six Months
	Ended	Year Ended November 30,
For a Share Outstanding	May 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.004	.022	.035	.032	.021	.010
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.004	.022	.035	.032	.021	.010
Distributions
Dividends from Net Investment Income	(.004)	(.022)	(.035)	(.032)	(.021)	(.010)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.004)	(.022)	(.035)	(.032)	(.021)	(.010)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.36%	2.27%	3.60%	3.25%	2.17%	1.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,896	$3,126	$3,448	$2,787	$2,521	$2,074
Ratio of Total Expenses to
Average Net Assets	0.17%[2,3]	0.11%[3]	0.10%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to
Average Net Assets	0.72%[2]	2.24%	3.53%	3.21%	2.17%	1.03%

1	Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.
2	Annualized.
3	Includes fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds of 0.04% for 2009 and 0.01% for 2008. See Note E in Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard New Jersey Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of New Jersey.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended November 30, 2005–2008) and for the period ended May 31, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2009, the fund had contributed capital of $728,000 to Vanguard (included in Other Assets), representing 0.03% of the fund’s net assets and 0.29% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2009, custodian fee offset arrangements reduced the fund’s expenses by $9,000 (an annual rate of 0.00% of average net assets).

D. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

New Jersey Tax-Exempt Money Market Fund

At May 31, 2009, 100% of the fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

E. On October 7, 2008, the board of trustees approved the fund’s participation in a temporary program introduced by the U.S. Treasury to guarantee the account values of shareholders in a money market fund in the event the fund’s net asset value falls below $0.995 and the fund’s trustees decide to liquidate the fund. The program covers the lesser of a shareholder’s account value on September 19, 2008, or on the date of liquidation. To participate, the fund was required to pay a fee of 0.01% of its net assets as of September 19, 2008, for coverage through December 18, 2008. In December 2008, the U.S. Treasury extended the program through April 30, 2009, and the fund’s trustees approved the fund’s continuing participation in the program at a cost of an additional 0.015% of its net assets as of September 19, 2008. In March 2009, the U.S. Treasury extended the program through September 18, 2009, and the fund’s trustees approved the fund’s continuing participation in the program at a cost of an additional 0.015% of its net assets as of September 19, 2008.

New Jersey Long-Term Tax-Exempt Fund

Fund Profile

As of May 31, 2009

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	337	8,063	45,646
Yield[3]		3.9%	3.9%
Investor Shares	3.5%
Admiral Shares	3.6%
Yield to Maturity	3.8%[4]	3.9%	3.9%
Average Coupon	4.5%	5.0%	5.0%
Average Effective
Maturity	9.1 years	9.8 years	13.3 years
Average Quality	AA–	AA	AA
Average Duration	6.7 years	7.2 years	8.3 years
Expense Ratio[5]		—	—
Investor Shares	0.20%
Admiral Shares	0.12%
Short-Term Reserves	2.8%	—	—

Distribution by Maturity (% of portfolio)

Under 1 Year	5.9%
1–5 Years	31.5
5–10 Years	31.2
10–20 Years	18.7
20–30 Years	11.7
Greater than 30 Years	1.0

Volatility Measures[6]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.90	0.98
Beta	1.01	1.05

Distribution by Credit Quality (% of portfolio)

AAA	22.8%
AA	49.3
A	19.8
BBB	7.5
Other	0.6

Investment Focus

1 Barclays Capital 10 Year Municipal Bond Index.

2 Barclays Capital Municipal Bond Index.

3 30-day SEC yield for the fund; annualized dividend yield for the indexes.

4 Before expenses.

5 The expense ratios shown are from the prospectus dated, March 27, 2009, and represent estimated costs for the current fiscal year based on the fund’s current net assets. For the six months ended May 31, 2009, the fund’s expense ratios were 0.20% for Investor Shares and 0.12% for Admiral Shares.

6 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

New Jersey Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 1998–May 31, 2009

		Investor Shares		Barclays[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1999	–6.2%	4.9%	–1.3%	–0.4%
2000	2.9	5.7	8.6	7.7
2001	3.4	5.2	8.6	8.2
2002	1.5	4.9	6.4	6.7
2003	2.1	4.7	6.8	6.9
2004	–1.2	4.5	3.3	4.0
2005	–1.1	4.4	3.3	3.0
2006	2.4	4.6	7.0	6.2
2007	–2.3	4.3	2.0	3.5
2008	–7.6	4.1	–3.5	–0.4
2009[2]	5.2	2.3	7.5	8.2

Average Annual Total Returns: Periods Ended March 31, 2009

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[3]	2/3/1988	1.78%	2.83%	–0.36%	4.72%	4.36%
Admiral Shares	5/14/2001	1.85	2.90	–0.31[4]	4.63[4]	4.32[4]

1	Barclays Capital 10 Year Municipal Bond Index.
2	Six months ended May 31, 2009.
3	Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.
4	Return since inception.

Note: See Financial Highlights tables for dividend and capital gains information.

New Jersey Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets

As of May 31, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.4%)
New Jersey (96.5%)
Atlantic County NJ Public Fac. COP	7.400%	3/1/10 (1)	1,755	1,843
Atlantic County NJ Public Fac. COP	7.400%	3/1/11 (1)	4,025	4,445
Atlantic County NJ Public Fac. COP	6.000%	3/1/14 (1)	3,685	4,254
Atlantic County NJ Public Fac. COP	6.000%	3/1/15 (1)	1,480	1,734
Atlantic County NJ Util. Auth. Sewer Rev.	6.875%	1/1/12 (2)(ETM)	1,020	1,102
Bergen County NJ Improvement Auth. BAN	1.250%	5/11/10	7,000	7,057
Burlington County NJ Bridge Comm. Rev.	5.250%	12/15/21 (2)	3,200	3,454
Camden County NJ Improvement Auth. Lease Rev.	5.375%	9/1/10 (4)(Prere.)	850	900
Camden County NJ Improvement Auth. Lease Rev.	5.500%	5/1/12 (Prere.)	1,140	1,273
Camden County NJ Improvement Auth. Lease Rev.	5.500%	5/1/12 (Prere.)	1,025	1,145
Camden County NJ Improvement Auth. Lease Rev.	5.500%	5/1/12 (Prere.)	1,265	1,413
Camden County NJ Improvement Auth. Lease Rev.	5.500%	5/1/12 (Prere.)	1,335	1,491
Cape May County NJ Muni. Util. Auth. Rev.	5.250%	1/1/17 (1)	2,560	2,755
Cape May County NJ Muni. Util. Auth. Rev.	5.250%	1/1/18 (1)	2,165	2,285
Cape May County NJ PCR (Atlantic City Electric)	6.800%	3/1/21 (1)	15,400	18,228
Cumberland County NJ Improvement Auth.
Solid Waste System Rev.	5.125%	1/1/25 (1)	5,685	6,031
Delaware River & Bay Auth. New Jersey Rev.	5.375%	1/1/10 (2)(Prere.)	750	779
Delaware River Port Auth. Pennsylvania &
New Jersey Rev.	5.750%	1/1/22 (4)	10,000	10,085
Delaware River Port Auth. Pennsylvania &
New Jersey Rev.	5.625%	1/1/26 (4)	2,500	2,507
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/11 (3)(Prere.)	2,640	2,885
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/11 (3)(Prere.)	2,780	3,039
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/11 (3)(Prere.)	2,000	2,186
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/11 (3)(Prere.)	1,400	1,530
Egg Harbor Township NJ School Dist. GO	5.100%	7/15/11 (3)(Prere.)	2,950	3,231
Essex County NJ Improvement Auth. Lease Rev.	5.750%	10/1/10 (3)(Prere.)	3,390	3,613
Essex County NJ Improvement Auth. Lease Rev.	5.750%	10/1/10 (3)(Prere.)	5,090	5,426
Essex County NJ Improvement Auth. Lease Rev.	5.750%	10/1/10 (3)(Prere.)	2,650	2,825
Essex County NJ Improvement Auth. Rev.	5.250%	12/15/18 (2)	10,000	11,249
Essex County NJ Improvement Auth. Rev.	5.250%	12/15/20 (2)	5,010	5,596
Essex County NJ Improvement Auth. Rev.	5.250%	12/15/22 (2)	3,455	3,939
Essex County NJ Solid Waste Util. Auth.	0.000%	4/1/10 (4)	1,000	989
Evesham NJ Util. Auth. Rev.	5.000%	7/1/16 (2)	3,435	3,668
Evesham NJ Util. Auth. Rev.	5.000%	7/1/17 (2)	3,705	3,956

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Evesham NJ Util. Auth. Rev.	5.000%	7/1/18 (2)	1,605	1,680
Garden State Preservation Trust New Jersey	5.250%	11/1/12 (4)	18,000	20,136
Garden State Preservation Trust New Jersey	0.000%	11/1/21 (4)	10,325	6,086
Garden State Preservation Trust New Jersey	0.000%	11/1/22 (4)	32,700	18,192
Gloucester County NJ Improvement Auth.
Lease Rev.	5.000%	7/15/16 (1)	1,000	1,087
Gloucester County NJ Improvement Auth.
Lease Rev.	5.000%	7/15/17 (1)	865	947
Gloucester County NJ Improvement Auth.
Lease Rev.	5.000%	7/15/20 (1)	1,150	1,193
Gloucester County NJ Improvement Auth.
Lease Rev.	5.000%	7/15/23 (1)	1,000	1,020
Gloucester County NJ Improvement Auth.
Lease Rev.	5.000%	4/1/38	9,750	9,959
Gloucester Township NJ GO	5.750%	7/15/10 (2)	500	509
Gloucester Township NJ Muni. Util. Auth. Rev.	5.650%	3/1/18 (2)	2,755	3,123
Hillsborough Township NJ School Dist. GO	5.375%	10/1/13 (4)	1,250	1,428
Hillsborough Township NJ School Dist. GO	5.375%	10/1/19 (4)	1,720	2,032
Hoboken-Union City-Weehawken NJ
Sewerage Auth. Rev.	6.250%	8/1/13 (1)	9,590	10,297
Irvington Township NJ GO	0.000%	8/1/09 (1)(ETM)	2,580	2,576
Irvington Township NJ GO	0.000%	8/1/10 (1)(ETM)	2,080	2,055
Jackson Township NJ Board of Educ. GO	5.375%	4/15/12 (3)(Prere.)	6,885	7,658
Jackson Township NJ Board of Educ. GO	5.375%	4/15/12 (3)(Prere.)	7,676	8,538
Jackson Township NJ Board of Educ. GO	5.250%	6/15/21 (1)	11,195	13,092
Marlboro Township NJ Board of Educ. GO	5.000%	7/15/14	1,045	1,115
Mercer County NJ Improvement Auth.
Special Services School Dist. Rev.	5.950%	12/15/12	4,895	5,553
Middlesex County NJ COP	5.000%	8/1/11 (1)	1,050	1,134
Middlesex County NJ COP	5.500%	8/1/15 (1)	1,195	1,281
Middlesex County NJ Improvement Auth.	5.375%	3/15/22 (1)	1,825	1,789
Middlesex County NJ Improvement Auth.	5.375%	3/15/23 (1)	1,925	1,853
Middlesex County NJ Improvement Auth. Rev.
Heldrich Center Hotel/Conference Project	5.000%	1/1/15	470	363
Middlesex County NJ Improvement Auth. Rev.
Heldrich Center Hotel/Conference Project	5.000%	1/1/20	500	312
Middlesex County NJ Improvement Auth. Rev.
Heldrich Center Hotel/Conference Project	5.000%	1/1/32	5,100	2,590
Middlesex County NJ Improvement Auth. Rev.
Heldrich Center Hotel/Conference Project	5.125%	1/1/37	3,500	1,741
Middlesex County NJ Improvement Auth. Rev.
Open Space Trust Fund	5.250%	9/15/19	1,585	1,735
Middlesex County NJ Improvement Auth. Rev.
Open Space Trust Fund	5.250%	9/15/20	1,600	1,751
Middlesex County NJ Improvement Auth. Rev.
Open Space Trust Fund	5.250%	9/15/21	2,375	2,541
Middlesex County NJ Improvement Auth.
Util. Systems Rev. (Perth Amboy)	0.000%	9/1/15 (2)	2,000	1,575
Middlesex County NJ Improvement Auth.
Util. Systems Rev. (Perth Amboy)	0.000%	9/1/16 (2)	3,000	2,236
Middlesex County NJ Improvement Auth.
Util. Systems Rev. (Perth Amboy)	0.000%	9/1/18 (2)	4,550	3,012
Middletown Township NJ Board of Educ. GO	5.000%	8/1/14 (4)	2,735	2,846
Middletown Township NJ Board of Educ. GO	5.000%	8/1/15 (4)	2,015	2,094

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Monmouth County NJ Improvement Auth.
Lease Rev. (Brookdale Community College)	5.250%	8/1/26	1,000	1,085
Monmouth County NJ Improvement Auth.
Lease Rev. (Brookdale Community College)	5.875%	8/1/31	1,000	1,101
Monmouth County NJ Improvement Auth.
Lease Rev. (Brookdale Community College)	6.000%	8/1/38	3,900	4,283
Monmouth County NJ Improvement Auth. Rev.
(Howell Township Board of Educ.)	5.000%	7/15/19 (2)	2,115	2,193
Monmouth County NJ Improvement Auth. Rev.
(Howell Township Board of Educ.)	5.000%	7/15/20 (2)	2,225	2,308
Monmouth County NJ Improvement Auth. Rev.
(Pooled Govt. Loan)	5.000%	12/1/13 (2)	1,545	1,660
Monmouth County NJ Improvement Auth. Rev.
(Pooled Govt. Loan)	5.000%	12/1/14 (2)	3,205	3,488
Monmouth County NJ Improvement Auth. Rev.
(Pooled Govt. Loan)	5.000%	12/1/16 (2)	1,000	1,099
Monmouth County NJ Improvement Auth. Rev.
(Pooled Govt. Loan)	5.250%	12/1/18 (2)	2,000	2,198
Monmouth County NJ Improvement Auth. Rev.
(Pooled Govt. Loan)	5.250%	12/1/21 (2)	1,275	1,359
Montgomery Township NJ School Dist. GO	5.250%	8/1/13 (1)	1,285	1,387
Montgomery Township NJ School Dist. GO	5.250%	8/1/17 (1)	1,280	1,382
Montgomery Township NJ School Dist. GO	5.250%	8/1/18 (1)	910	966
New Jersey Casino Reinvestment Dev. Auth. Rev.
(Hotel Room Fee)	5.250%	1/1/20 (2)	2,945	2,940
New Jersey Casino Reinvestment Dev. Auth. Rev.
(Hotel Room Fee)	5.250%	1/1/21 (2)	6,255	6,201
New Jersey Casino Reinvestment Dev. Auth. Rev.
(Hotel Room Fee)	5.250%	1/1/22 (2)	5,585	5,474
New Jersey Casino Reinvestment Dev. Auth. Rev.
(Parking Fee)	5.250%	6/1/21 (1)	3,000	3,007
New Jersey CTFS Partner Equipment
Lease Purchase	5.000%	6/15/10	5,000	5,178
New Jersey CTFS Partner Equipment
Lease Purchase	5.000%	6/15/11	6,590	6,961
New Jersey CTFS Partner Equipment
Lease Purchase	5.000%	6/15/13	5,000	5,401
New Jersey CTFS Partner Equipment
Lease Purchase	5.000%	6/15/16	4,000	4,345
New Jersey CTFS Partner Equipment
Lease Purchase	5.000%	6/15/17	3,000	3,249
New Jersey CTFS Partner Equipment
Lease Purchase	5.000%	6/15/18	9,530	10,244
New Jersey CTFS Partner Equipment
Lease Purchase	5.000%	6/15/19	10,255	10,864
New Jersey CTFS Partner Equipment
Lease Purchase	5.000%	6/15/20	1,500	1,571
New Jersey CTFS Partner Equipment
Lease Purchase	5.000%	6/15/23	1,000	1,023
New Jersey Econ. Dev. Auth.
Market Transition Fac. Rev.	5.500%	9/1/29 (1)	7,055	7,445
New Jersey Econ. Dev. Auth. Rev.
(Cigarette Tax)	5.625%	6/15/17	350	336

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Econ. Dev. Auth. Rev.
(Cigarette Tax)	5.750%	6/15/29	20,000	16,381
New Jersey Econ. Dev. Auth. Rev.
(El Dorado Terminals) VRDO	0.400%	6/1/09 LOC	4,950	4,950
New Jersey Econ. Dev. Auth. Rev.
(Hillcrest Health Service)	0.000%	1/1/12 (2)	2,500	2,302
New Jersey Econ. Dev. Auth. Rev.
(Hillcrest Health Service)	0.000%	1/1/13 (2)	3,000	2,650
New Jersey Econ. Dev. Auth. Rev.
(Metuchen Project) VRDO	0.200%	6/5/09 LOC	13,345	13,345
New Jersey Econ. Dev. Auth. Rev.
(Motor Vehicle Comm.)	5.250%	7/1/24 (1)	6,000	6,360
New Jersey Econ. Dev. Auth. Rev.
(Motor Vehicle Comm.)	5.250%	7/1/25 (1)	14,000	14,700
New Jersey Econ. Dev. Auth. Rev.
(Motor Vehicle Comm.)	5.250%	7/1/26 (1)	3,000	3,117
New Jersey Econ. Dev. Auth. Rev.
(Motor Vehicle Comm.)	5.250%	7/1/31 (1)	25,175	25,285
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	6/15/11 (2)(Prere.)	7,040	7,630
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/12	2,000	2,145
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	6/15/13 (2)	1,200	1,329
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/13 (1)(Prere.)	4,000	4,542
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/13	7,500	8,204
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	12/15/13	14,000	15,372
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/14	10,000	10,974
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	12/15/14	14,000	15,402
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/18	2,650	2,782
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/18 (1)	10,285	11,392
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	4.500%	9/1/25	4,440	4,325
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	3/1/26	10,000	10,143
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/27 (1)	14,225	15,246
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.125%	3/1/30	2,000	2,014
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/33	7,825	7,738
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/36	23,500	23,222
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/37 (2)	1,000	986
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/37	18,000	17,757
New Jersey Econ. Dev. Auth. Rev. (School Fac.)
PUT	5.000%	9/1/14 (4)	8,000	8,672
New Jersey Econ. Dev. Auth. Rev. (School Fac.)
PUT	5.000%	9/1/14 (4)	12,500	13,550
New Jersey Econ. Dev. Auth. Rev. (School Fac.)
PUT	5.000%	9/1/15 (4)	28,000	30,493
New Jersey Econ. Dev. Auth. Rev. (School Fac.)
PUT	5.000%	9/1/15 (4)	5,000	5,558
New Jersey Econ. Dev. Auth. Rev.
(St. Barnabas Project)	0.000%	7/1/11 (1)(ETM)	4,650	4,498
New Jersey Econ. Dev. Auth. Rev.
(St. Barnabas Project)	0.000%	7/1/12 (1)	4,550	3,879
New Jersey Econ. Dev. Auth. Rev.
(St. Barnabas Project)	0.000%	7/1/13 (1)	4,500	3,612
New Jersey Econ. Dev. Auth. Rev.
(St. Barnabas Project)	0.000%	7/1/14 (1)	4,210	3,166
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.000%	5/1/14	15,000	16,409
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.000%	5/1/18	5,965	6,502

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.000%	5/1/19	3,080	3,333
New Jersey Educ. Fac. Auth. Rev.	5.000%	9/1/10 (4)(Prere.)	2,715	2,859
New Jersey Educ. Fac. Auth. Rev.	5.000%	9/1/10 (Prere.)	6,405	6,745
New Jersey Educ. Fac. Auth. Rev.	5.750%	9/1/12	7,595	8,518
New Jersey Educ. Fac. Auth. Rev.
(Georgian Court Univ.)	5.000%	7/1/27	1,000	876
New Jersey Educ. Fac. Auth. Rev.
(College of New Jersey)	5.000%	7/1/14 (4)	3,180	3,582
New Jersey Educ. Fac. Auth. Rev.
(College of New Jersey)	5.000%	7/1/16 (4)	4,410	5,034
New Jersey Educ. Fac. Auth. Rev. (Drew Univ.)	5.250%	7/1/20 (1)	2,060	2,230
New Jersey Educ. Fac. Auth. Rev. (Drew Univ.)	5.250%	7/1/21 (1)	1,550	1,669
New Jersey Educ. Fac. Auth. Rev. (Drew Univ.)	5.000%	7/1/37 (1)	6,730	6,699
New Jersey Educ. Fac. Auth. Rev.
(Fairleigh Dickinson Univ.)	5.500%	7/1/23	2,750	2,544
New Jersey Educ. Fac. Auth. Rev.
(Georgian Court Univ.)	5.000%	7/1/33	1,000	808
New Jersey Educ. Fac. Auth. Rev.
(Georgian Court Univ.)	5.250%	7/1/37	1,000	819
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.250%	7/1/13 (3)(Prere.)	2,775	3,145
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.250%	7/1/13 (3)(Prere.)	2,605	2,952
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.000%	7/1/20 (1)	2,585	2,813
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.000%	7/1/21 (1)	3,025	3,266
New Jersey Educ. Fac. Auth. Rev.
(Montclair State Univ.)	5.000%	7/1/15 (3)(Prere.)	4,700	5,380
New Jersey Educ. Fac. Auth. Rev.
(Montclair State Univ.)	5.000%	7/1/27 (2)	10,000	10,083
New Jersey Educ. Fac. Auth. Rev.
(New Jersey Institute of Technology)	5.250%	7/1/17 (1)	1,000	1,061
New Jersey Educ. Fac. Auth. Rev.
(New Jersey Institute of Technology)	5.250%	7/1/18 (1)	1,470	1,552
New Jersey Educ. Fac. Auth. Rev.
(New Jersey Institute of Technology)	5.250%	7/1/20 (1)	1,725	1,799
1 New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.250%	7/1/16	2,545	3,008
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	4.500%	7/1/35	10,000	9,859
New Jersey Educ. Fac. Auth. Rev.
(Ramapo College)	5.625%	7/1/09 (1)(Prere.)	2,105	2,125
New Jersey Educ. Fac. Auth. Rev.
(Ramapo College)	5.000%	7/1/12 (3)(Prere.)	1,700	1,879
New Jersey Educ. Fac. Auth. Rev.
(Ramapo College)	5.000%	7/1/12 (3)(Prere.)	1,010	1,117
New Jersey Educ. Fac. Auth. Rev.
(Ramapo College)	5.000%	7/1/15 (1)	1,550	1,649
New Jersey Educ. Fac. Auth. Rev.
(Ramapo College)	5.000%	7/1/16 (1)(Prere.)	4,000	4,612
New Jersey Educ. Fac. Auth. Rev.
(Richard Stockton College)	5.375%	7/1/38	5,000	5,121
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/10 (3)(Prere.)	11,210	11,771
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/11 (3)(Prere.)	205	225
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/11 (3)(Prere.)	190	208
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/11 (3)(Prere.)	235	258
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.125%	7/1/13 (3)(Prere.)	2,800	3,159
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/14 (3)	2,070	2,216
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/15 (3)	1,690	1,809

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/16 (3)	1,845	1,975
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.000%	7/1/24 (1)	2,200	2,262
New Jersey Educ. Fac. Auth. Rev.
(Seton Hall Univ.)	5.250%	7/1/10 (2)	1,500	1,521
New Jersey Educ. Fac. Auth. Rev.
(Seton Hall Univ.)	5.250%	7/1/12 (2)	1,275	1,291
New Jersey Educ. Fac. Auth. Rev.
(Seton Hall Univ.)	5.250%	7/1/15 (2)	400	424
New Jersey Educ. Fac. Auth. Rev.
(Seton Hall Univ.)	5.250%	7/1/16 (2)	200	212
New Jersey Educ. Fac. Auth. Rev.
(Stevens Institute of Technology)	5.125%	7/1/13 (Prere.)	6,000	6,745
New Jersey Educ. Fac. Auth. Rev.
(Stevens Institute of Technology)	5.250%	7/1/13 (Prere.)	6,000	6,774
New Jersey Educ. Fac. Auth. Rev.
(Stevens Institute of Technology)	5.000%	7/1/34	2,500	2,005
New Jersey Educ. Fac. Auth. Rev.
(Univ. Medical & Dentistry)	7.500%	12/1/32	7,250	7,539
New Jersey Educ. Fac. Auth. Rev.
(William Paterson Univ.)	4.750%	7/1/34 (12)	10,000	9,963
New Jersey Health Care Fac. Financing Auth. Rev.	5.000%	10/1/13	3,785	4,081
New Jersey Health Care Fac. Financing Auth. Rev.	5.500%	10/1/23	10,000	10,771
New Jersey Health Care Fac. Financing Auth. Rev.	5.000%	7/1/36	14,250	12,543
New Jersey Health Care Fac. Financing Auth. Rev.
(AHS Hospital)	5.000%	7/1/13	7,330	7,651
New Jersey Health Care Fac. Financing Auth. Rev.
(AHS Hospital)	5.000%	7/1/14	7,695	8,024
New Jersey Health Care Fac. Financing Auth. Rev.
(AHS Hospital)	5.000%	7/1/15	5,000	5,191
New Jersey Health Care Fac. Financing Auth. Rev.
(AHS Hospital)	5.000%	7/1/18	9,095	9,349
New Jersey Health Care Fac. Financing Auth. Rev.
(Atlantic City Medical Center)	5.750%	7/1/12 (Prere.)	2,220	2,479
New Jersey Health Care Fac. Financing Auth. Rev.
(Atlantic City Medical Center)	6.250%	7/1/12 (Prere.)	1,750	1,981
New Jersey Health Care Fac. Financing Auth. Rev.
(Atlantic City Medical Center)	6.250%	7/1/17	2,200	2,320
New Jersey Health Care Fac. Financing Auth. Rev.
(Atlantic City Medical Center)	5.750%	7/1/25	2,780	2,816
New Jersey Health Care Fac. Financing Auth. Rev.
(Atlanticare Regional Medical Center)	5.000%	7/1/23	2,675	2,646
New Jersey Health Care Fac. Financing Auth. Rev.
(Atlanticare Regional Medical Center)	5.000%	7/1/26	2,880	2,768
New Jersey Health Care Fac. Financing Auth. Rev.
(Atlanticare Regional Medical Center)	5.000%	7/1/37	10,000	8,935
New Jersey Health Care Fac. Financing Auth. Rev.
(Capital Health Systems Obligated Group)	5.750%	7/1/13 (Prere.)	7,000	8,011
New Jersey Health Care Fac. Financing Auth. Rev.
(Children’s Specialized Hospital)	5.000%	7/1/24	800	673
New Jersey Health Care Fac. Financing Auth. Rev.
(Children’s Specialized Hospital)	5.500%	7/1/30	3,055	2,551
New Jersey Health Care Fac. Financing Auth. Rev.
(Children’s Specialized Hospital)	5.500%	7/1/36	6,800	5,437

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Health Care Fac. Financing Auth. Rev.
(Community Medical Center/
Kimball Medical Center/
Kensington Manor Care Center)	5.250%	7/1/09 (4)	4,140	4,153
New Jersey Health Care Fac. Financing Auth. Rev.
(Community Medical Center/
Kimball Medical Center/
Kensington Manor Care Center)	5.000%	7/1/10 (4)	4,695	4,707
New Jersey Health Care Fac. Financing Auth. Rev.
(Community Medical Center/
Kimball Medical Center/
Kensington Manor Care Center)	5.250%	7/1/12 (4)	105	105
New Jersey Health Care Fac. Financing Auth. Rev.
(Hackensack Univ. Medical Center)	5.375%	1/1/13 (1)	2,355	2,356
New Jersey Health Care Fac. Financing Auth. Rev.
(Hackensack Univ. Medical Center)	5.125%	1/1/21	15,000	14,838
New Jersey Health Care Fac. Financing Auth. Rev.
(Holy Name Hosp.)	5.250%	7/1/30	4,000	3,167
New Jersey Health Care Fac. Financing Auth. Rev.
(Hunterdon Medical Center)	5.250%	7/1/25	1,200	1,122
New Jersey Health Care Fac. Financing Auth. Rev.
(Hunterdon Medical Center)	5.125%	7/1/35	3,450	2,938
New Jersey Health Care Fac. Financing Auth. Rev.
(Meridian Health System Obligated Group)	5.625%	7/1/13 (4)	7,255	7,340
New Jersey Health Care Fac. Financing Auth. Rev.
(Meridian Health System Obligated Group)	5.250%	7/1/29 (4)	13,150	12,691
New Jersey Health Care Fac. Financing Auth. Rev.
(Meridian Health Systems)	5.000%	7/1/38 (12)	4,400	4,294
New Jersey Health Care Fac. Financing Auth. Rev.
(Riverside Medical Center)	6.250%	7/1/10 (2)(ETM)	2,935	3,115
New Jersey Health Care Fac. Financing Auth. Rev.
(South Jersey Hosp.)	5.875%	7/1/12 (Prere.)	3,500	3,945
New Jersey Health Care Fac. Financing Auth. Rev.
(South Jersey Hosp.)	6.000%	7/1/12 (Prere.)	3,500	3,958
New Jersey Health Care Fac. Financing Auth. Rev.
(South Jersey Hosp.)	6.000%	7/1/12 (Prere.)	3,000	3,392
New Jersey Health Care Fac. Financing Auth. Rev.
(South Jersey Hosp.)	5.000%	7/1/46	7,505	6,379
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care System)	5.250%	7/1/13 (1)	2,695	2,599
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care System)	5.250%	7/1/16 (1)	2,340	2,142
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care System)	0.000%	7/1/21 (1)(ETM)	1,260	775
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care System)	0.000%	7/1/21 (1)	1,740	644
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care System)	5.000%	7/1/29	4,375	3,392
New Jersey Health Care Fac. Financing Auth. Rev.
(Virtua Health)	5.250%	7/1/14 (4)	11,000	11,122
New Jersey Health Care Fac. Financing Auth. Rev.
(Virtua Health)	6.000%	7/1/29 (12)	1,000	1,028
New Jersey Health Care Fac. Financing Auth. Rev.
(Virtua Health)	5.750%	7/1/33	3,000	3,000

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Health Care Fac. Financing Auth. Rev.
(Virtua Health)	5.500%	7/1/38 (12)	3,000	2,978
New Jersey Health Care Fac. Financing Auth. Rev.
(Virtua Health) VRDO	0.150%	6/1/09 LOC	1,200	1,200
New Jersey Housing & Mortgage Finance Agency
Multi-Family Housing Rev.	5.700%	5/1/20 (4)	2,040	2,071
New Jersey Housing &
Mortgage Finance Agency Rev.	6.500%	10/1/38	4,170	4,477
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13 (1)(ETM)	1,130	1,255
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13 (1)	1,000	1,104
New Jersey Sports & Exposition Auth. Rev.	5.500%	3/1/17 (1)(ETM)	250	303
New Jersey Sports & Exposition Auth. Rev.	5.500%	3/1/17 (1)	5,505	6,270
New Jersey Sports & Exposition Auth. Rev.
(Convention Center Luxury Tax)	5.500%	3/1/21 (1)	3,000	3,302
New Jersey Sports & Exposition Auth. Rev.
(Convention Center Luxury Tax)	5.500%	3/1/22 (1)	1,000	1,093
New Jersey Transp. Corp. COP	5.750%	9/15/10 (2)(Prere.)	2,000	2,129
New Jersey Transp. Corp. COP	5.500%	9/15/11 (2)	5,000	5,321
New Jersey Transp. Corp. COP	5.500%	9/15/12 (2)	20,000	21,551
New Jersey Transp. Corp. COP	5.500%	9/15/14 (2)	1,500	1,632
New Jersey Transp. Corp. COP	5.500%	9/15/15 (2)	15,000	16,373
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	6/15/11 (3)(ETM)	7,165	7,776
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/12 (1)	1,000	1,088
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	6/15/13 (Prere.)	7,000	8,070
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/14 (2)	10,000	11,190
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	6/15/15 (1)(ETM)	5,000	5,869
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/15 (2)	1,000	1,106
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	12/15/17	8,480	9,233
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	12/15/17	24,810	27,014
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/18 (4)	5,000	5,609
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/19	22,675	24,757
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/19	7,500	8,189
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/20	5,000	5,493
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/20	9,000	9,715
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/20 (1)	7,000	7,727
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/23 (1)	5,750	6,372
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/23	2,000	928
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/23 (2)	15,830	16,843
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/24 (1)	4,900	5,422
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/24 (2)	14,000	5,962
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/25 (1)	7,000	7,688
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/25 (2)	49,880	19,706
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/28	33,855	10,970
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/31 (1)	9,000	2,273
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/32	5,000	1,163
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/32 (4)	10,000	2,357
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	12/15/32 (2)	22,085	22,299
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/35	6,000	1,129
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/38	5,000	5,419
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/39	5,000	688
New Jersey Transp. Trust Fund Auth. Rev. GAN	5.000%	6/15/10 (1)	9,530	9,869
New Jersey Turnpike Auth. Rev.	5.750%	1/1/10 (1)(Prere.)	665	686
New Jersey Turnpike Auth. Rev.	6.000%	1/1/13 (1)	230	257
New Jersey Turnpike Auth. Rev.	6.000%	1/1/13 (1)(ETM)	770	891

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Turnpike Auth. Rev.	6.500%	1/1/13 (1)(ETM)	20,000	23,481
New Jersey Turnpike Auth. Rev.	6.500%	1/1/16 (1)(ETM)	22,095	25,618
New Jersey Turnpike Auth. Rev.	6.500%	1/1/16 (1)	4,615	5,492
New Jersey Turnpike Auth. Rev.	6.500%	1/1/16 (1)(ETM)	1,560	1,955
New Jersey Turnpike Auth. Rev.	5.750%	1/1/17 (1)	2,635	2,693
New Jersey Turnpike Auth. Rev.	5.250%	1/1/26 (4)	10,000	11,043
New Jersey Turnpike Auth. Rev.	5.000%	1/1/30 (4)	8,500	8,691
New Jersey Turnpike Auth. Rev.	5.000%	1/1/35 (4)	10,000	10,131
New Jersey Turnpike Auth. Rev.	5.250%	1/1/40	28,385	28,811
New Jersey Turnpike Auth. Rev. VRDO	3.500%	6/5/09 LOC	16,300	16,300
Newark NJ GO	5.375%	12/15/13 (1)	2,000	2,186
Ocean County NJ Util. Auth. Wastewater Rev.	5.250%	1/1/17	2,665	2,858
Ocean County NJ Util. Auth. Wastewater Rev.	5.250%	1/1/18	2,220	2,344
Ocean County NJ Util. Auth. Wastewater Rev.	6.600%	1/1/18 (3)(ETM)	2,500	3,036
Port Auth. of New York & New Jersey Rev.	5.000%	9/1/27	7,680	7,899
Port Auth. of New York & New Jersey Rev.	4.500%	7/15/28	10,000	9,936
Port Auth. of New York & New Jersey Rev.	5.000%	3/1/29	4,500	4,669
Port Auth. of New York & New Jersey Rev.	4.750%	11/15/32	9,900	9,774
Port Auth. of New York & New Jersey Rev.	5.000%	7/15/33	10,000	10,140
Port Auth. of New York & New Jersey Rev.	5.000%	7/15/34 (1)	7,095	7,184
Port Auth. of New York & New Jersey Rev.	4.750%	11/1/36	12,725	12,401
Rahway Valley NJ Sewerage Auth. Sewer Rev.	0.000%	9/1/31 (1)	4,215	1,168
Rahway Valley NJ Sewerage Auth. Sewer Rev.	0.000%	9/1/32 (1)	5,000	1,294
Rahway Valley NJ Sewerage Auth. Sewer Rev.	0.000%	9/1/34 (1)	10,220	2,292
Rahway Valley NJ Sewerage Auth. Sewer Rev.	0.000%	9/1/35 (1)	10,215	2,154
Rutgers State Univ. New Jersey	6.400%	5/1/13	2,120	2,324
Rutgers State Univ. New Jersey	5.000%	5/1/39	15,500	15,865
Rutgers State Univ. New Jersey VRDO	0.150%	6/1/09	9,400	9,400
South Jersey Port Corp. New Jersey Rev.	5.000%	1/1/23	2,000	2,050
South Jersey Port Corp. New Jersey Rev.	5.100%	1/1/33	1,500	1,503
Stafford NJ Muni. Util. Auth. Water & Sewer Rev.	5.500%	6/1/11 (1)	1,465	1,507
Tobacco Settlement Financing Corp.
New Jersey Rev.	5.750%	6/1/12 (Prere.)	38,620	42,120
Tobacco Settlement Financing Corp.
New Jersey Rev.	6.000%	6/1/12 (Prere.)	20,650	23,377
Tobacco Settlement Financing Corp.
New Jersey Rev.	6.125%	6/1/12 (Prere.)	39,495	44,856
Tobacco Settlement Financing Corp.
New Jersey Rev.	7.000%	6/1/13 (Prere.)	20,000	24,022
Tobacco Settlement Financing Corp.
New Jersey Rev.	4.500%	6/1/23	12,785	11,243
Tobacco Settlement Financing Corp.
New Jersey Rev.	4.625%	6/1/26	8,000	5,624
Tobacco Settlement Financing Corp.
New Jersey Rev.	5.000%	6/1/29	10,000	7,307
Tobacco Settlement Financing Corp.
New Jersey Rev.	4.750%	6/1/34	3,000	1,863
Tobacco Settlement Financing Corp.
New Jersey Rev.	5.000%	6/1/41	19,265	11,608
Univ. of Medicine & Dentistry New Jersey COP	5.250%	6/15/18 (1)	1,975	2,011
Univ. of Medicine & Dentistry New Jersey COP	5.250%	6/15/20 (1)	2,185	2,197
Univ. of Medicine & Dentistry New Jersey COP	5.250%	6/15/22 (1)	2,420	2,403
Univ. of Medicine & Dentistry New Jersey Rev.	6.500%	12/1/12 (1)(ETM)	3,300	3,611
Univ. of Medicine & Dentistry New Jersey Rev.	5.375%	12/1/15 (2)	2,325	2,319

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Univ. of Medicine & Dentistry New Jersey Rev.	5.375%	12/1/16 (2)	1,110	1,100
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/19 (2)	2,000	1,941
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/20 (2)	3,675	3,542
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/21 (2)	2,000	1,910
West Orange NJ Board of Educ. COP	5.625%	10/1/09 (1)(Prere.)	2,500	2,569
West Orange NJ Board of Educ. COP	5.625%	10/1/09 (1)(Prere.)	2,000	2,055
West Orange NJ Board of Educ. COP	6.000%	10/1/09 (1)(Prere.)	1,000	1,029
				1,858,068
Puerto Rico (1.6%)
Puerto Rico GO	5.500%	7/1/18	5,540	5,536
Puerto Rico GO	5.500%	7/1/21 (1)	3,000	2,980
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/14 (Prere.)	3,500	4,013
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/14 (Prere.)	4,125	4,730
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	0.000%	7/1/33 (3)	20,000	3,274
Puerto Rico Public Finance Corp.	5.500%	2/1/12 (Prere.)	3,250	3,566
Puerto Rico Public Finance Corp.	5.500%	2/1/12 (Prere.)	1,135	1,245
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (ETM)	720	877
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/56	16,200	763
Univ. of Puerto Rico Rev.	5.000%	6/1/30	5,000	4,162
				31,146
Virgin Islands (0.2%)
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/18	3,390	3,325

Guam (0.1%)
Guam Govt. Ltd. Obligation Infrastructure
Improvement Rev.	5.125%	11/1/11 (2)	3,400	3,288
Total Tax-Exempt Municipal Bonds (Cost $1,870,232)				1,895,827
Other Assets and Liabilities (1.6%)
Other Assets				54,052
Liabilities				(24,202)
				29,850
Net Assets (100%)				1,925,677

New Jersey Long-Term Tax-Exempt Fund

At May 31, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	1,938,816
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(38,715)
Unrealized Appreciation (Depreciation)
Investment Securities	25,595
Futures Contracts	(19)
Net Assets	1,925,677

Investor Shares—Net Assets
Applicable to 39,280,469 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	446,858
Net Asset Value Per Share—Investor Shares	$11.38

Admiral Shares—Net Assets
Applicable to 129,993,464 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,478,819
Net Asset Value Per Share—Admiral Shares	$11.38

• See Note A in Notes to Financial Statements.

1 Securities with a value of $591,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

  A key to abbreviations and other references follows the Statement of Net Assets.

New Jersey Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS	—Auction Rate Security.
BAN	—Bond Anticipation Note.
COP	—Certificate of Participation.
CP	—Commercial Paper.
FR	—Floating Rate.
GAN	—Grant Anticipation Note.
GO	—General Obligation Bond.
IDA	—Industrial Development Authority Bond.
IDR	—Industrial Development Revenue Bond.
PCR	—Pollution Control Revenue Bond.
PUT	—Put Option Obligation.
RAN	—Revenue Anticipation Note.
TAN	—Tax Anticipation Note.
TOB	—Tender Option Bond.
TRAN	—Tax Revenue Anticipation Note.
UFSD	—Union Free School District.
USD	—United School District.
VRDO	—Variable Rate Demand Obligation.
(ETM)	—Escrowed to Maturity.
(Prere.)	—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1)	MBIA (Municipal Bond Insurance Association).
(2)	AMBAC (Ambac Assurance Corporation).
(3)	FGIC (Financial Guaranty Insurance Company).
(4)	FSA (Financial Security Assurance).
(5)	BIGI (Bond Investors Guaranty Insurance).
(6)	Connie Lee Inc.
(7)	FHA (Federal Housing Authority).
(8)	CapMAC (Capital Markets Assurance Corporation).
(9)	American Capital Access Financial Guaranty Corporation.
(10)	XL Capital Assurance Inc.
(11)	CIFG (CDC IXIS Financial Guaranty).
(12)	Assured Guaranty Corp.
(13)	National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

LOC	—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New Jersey Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2009
($000)
Investment Income
Income
Interest	41,571
Total Income	41,571
Expenses
The Vanguard Group—Note B
Investment Advisory Services	91
Management and Administrative—Investor Shares	330
Management and Administrative—Admiral Shares	561
Marketing and Distribution—Investor Shares	67
Marketing and Distribution—Admiral Shares	198
Custodian Fees	9
Shareholders’ Reports—Investor Shares	8
Shareholders’ Reports—Admiral Shares	3
Trustees’ Fees and Expenses	1
Total Expenses	1,268
Expenses Paid Indirectly	(5)
Net Expenses	1,263
Net Investment Income	40,308
Realized Net Gain (Loss)
Investment Securities Sold	(12,312)
Futures Contracts	(3,960)
Realized Net Gain (Loss)	(16,272)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	105,780
Futures Contracts	2,021
Change in Unrealized Appreciation (Depreciation)	107,801
Net Increase (Decrease) in Net Assets Resulting from Operations	131,837

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	40,308	81,828
Realized Net Gain (Loss)	(16,272)	(19,261)
Change in Unrealized Appreciation (Depreciation)	107,801	(129,167)
Net Increase (Decrease) in Net Assets Resulting from Operations	131,837	(66,600)
Distributions
Net Investment Income
Investor Shares	(9,296)	(18,808)
Admiral Shares	(31,012)	(63,020)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(40,308)	(81,828)
Capital Share Transactions
Investor Shares	15,278	17,788
Admiral Shares	33,937	87,279
Net Increase (Decrease) from Capital Share Transactions	49,215	105,067
Total Increase (Decrease)	140,744	(43,361)
Net Assets
Beginning of Period	1,784,933	1,828,294
End of Period	1,925,677	1,784,933

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
	Six
	Months
	Ended	Year Ended November 30,
For a Share Outstanding	May 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$10.82	$11.71	$12.03	$11.82	$12.04	$12.27
Investment Operations
Net Investment Income	.240	.494	.511	.520	.526	.548
Net Realized and Unrealized Gain (Loss)
on Investments	.560	(.890)	(.276)	.282	(.134)	(.149)
Total from Investment Operations	.800	(.396)	.235	.802	.392	.399
Distributions
Dividends from Net Investment Income	(.240)	(.494)	(.511)	(.520)	(.526)	(.548)
Distributions from Realized Capital Gains	—	—	(.044)	(.072)	(.086)	(.081)
Total Distributions	(.240)	(.494)	(.555)	(.592)	(.612)	(.629)
Net Asset Value, End of Period	$11.38	$10.82	$11.71	$12.03	$11.82	$12.04

Total Return[1]	7.45%	–3.49%	2.04%	7.01%	3.29%	3.33%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$447	$410	$426	$432	$434	$896
Ratio of Total Expenses to
Average Net Assets	0.20%[2]	0.15%	0.15%	0.16%	0.16%	0.14%
Ratio of Net Investment Income to
Average Net Assets	4.31%[2]	4.32%	4.35%	4.42%	4.38%	4.51%
Portfolio Turnover Rate	24%[2]	37%	14%	15%	19%	16%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares
	Six
	Months
	Ended	Year Ended November 30,
For a Share Outstanding	May 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$10.82	$11.71	$12.03	$11.82	$12.04	$12.27
Investment Operations
Net Investment Income	.244	.502	.519	.529	.535	.554
Net Realized and Unrealized Gain (Loss)
on Investments	.560	(.890)	(.276)	.282	(.134)	(.149)
Total from Investment Operations	.804	(.388)	.243	.811	.401	.405
Distributions
Dividends from Net Investment Income	(.244)	(.502)	(.519)	(.529)	(.535)	(.554)
Distributions from Realized Capital Gains	—	—	(.044)	(.072)	(.086)	(.081)
Total Distributions	(.244)	(.502)	(.563)	(.601)	(.621)	(.635)
Net Asset Value, End of Period	$11.38	$10.82	$11.71	$12.03	$11.82	$12.04

Total Return	7.49%	–3.42%	2.11%	7.09%	3.36%	3.39%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,479	$1,375	$1,402	$1,286	$1,180	$625
Ratio of Total Expenses to
Average Net Assets	0.12%[1]	0.08%	0.08%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	4.39%[1]	4.39%	4.42%	4.49%	4.45%	4.57%
Portfolio Turnover Rate	24%[1]	37%	14%	15%	19%	16%

1 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard New Jersey Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of New Jersey. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended November 30, 2005–2008) and for the period ended May 31, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

New Jersey Long-Term Tax-Exempt Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2009, the fund had contributed capital of $475,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.19% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2009, custodian fee offset arrangements reduced the fund’s expenses by $5,000 (an annual rate of 0.00% of average net assets).

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2008, the fund had available realized losses of $21,501,000 to offset future net capital gains of $437,000 through November 30, 2015, and $21,064,000 through November 30, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

The fund had realized losses totaling $2,981,000 through November 30, 2008, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At May 31, 2009, the cost of investment securities for tax purposes was $1,873,213,000. Net unrealized appreciation of investment securities for tax purposes was $22,614,000, consisting of unrealized gains of $63,301,000 on securities that had risen in value since their purchase and $40,687,000 in unrealized losses on securities that had fallen in value since their purchase.

New Jersey Long-Term Tax-Exempt Fund

At May 31, 2009, the aggregate settlement value of open futures contracts expiring in September 2009 and the related unrealized appreciation (depreciation) were:

($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
30-Year U.S. Treasury Bond	(60)	7,059	(19)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. During the six months ended May 31, 2009, the fund purchased $261,739,000 of investment securities and sold $207,600,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	May 31, 2009		November 30, 2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	71,580	6,424	142,159	12,436
Issued in Lieu of Cash Distributions	7,556	676	15,461	1,365
Redeemed	(63,858)	(5,710)	(139,832)	(12,314)
Net Increase (Decrease)—Investor Shares	15,278	1,390	17,788	1,487
Admiral Shares
Issued	138,791	12,421	320,152	28,052
Issued in Lieu of Cash Distributions	22,703	2,031	47,408	4,186
Redeemed	(127,557)	(11,558)	(280,281)	(24,846)
Net Increase (Decrease)—Admiral Shares	33,937	2,894	87,279	7,392

G. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

New Jersey Long-Term Tax-Exempt Fund

The following table summarizes the fund’s investments as of May 31, 2009, based on the inputs used to value them:

	Investments	Futures
	in Securities	Contracts
Valuation Inputs	($000)	($000)
Level 1—Quoted prices	—	(19)
Level 2—Other significant observable inputs	1,895,827	—
Level 3—Significant unobservable inputs	—	—
Total	1,895,827	(19)

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended May 31, 2009
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
New Jersey Tax-Exempt Fund	11/30/2008	5/31/2009	Period[1]
Based on Actual Fund Return
Money Market	$1,000.00	$1,003.57	$0.85
Long-Term
Investor Shares	1,000.00	1,074.51	1.03
Admiral Shares	1,000.00	1,074.94	0.62
Based on Hypothetical 5% Yearly Return
Money Market	$1,000.00	$1,024.08	$0.86
Long-Term
Investor Shares	1,000.00	1,023.93	1.01
Admiral Shares	1,000.00	1,024.33	0.61

1

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the New Jersey Tax-Exempt Money Market Fund, 0.17%; for the New Jersey Long-Term Tax-Exempt Fund, 0.20% for Investor Shares, and 0.12% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard New Jersey Tax-Exempt Money Market Fund and Vanguard New Jersey Long-Term Tax-Exempt Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the funds’ investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board concluded that the funds have performed in line with expectations and have outperformed their respective peer group funds and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost

The board concluded that the funds’ expense ratios were well below the average expense ratios charged by funds in their respective peer groups. The board noted that the funds’ advisory expense ratios were also well below their peer-group averages. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with AAA indicating the most creditworthy bond issuers and MIG-1, A-1+, SP-1+, and F-1+ indicating the most creditworthy issuers of money market securities.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 157 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Chairman of the Board and Interested Trustee	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
Occupation(s) During the Past Five Years: Retired
John J. Brennan[1]	Chairman and Chief Executive Officer of Rohm and
Born 1954. Trustee Since May 1987. Chairman of	Haas Co. (chemicals); President of Rohm and Haas Co.
the Board. Principal Occupation(s) During the Past Five	(2006–2008); Board Member of American Chemistry
Years: Chairman of the Board and Director/Trustee of	Council; Director of Tyco International, Ltd. (diversified
The Vanguard Group, Inc., and of each of the investment	manufacturing and services) and Hewlett-Packard Co.
companies served by The Vanguard Group; Chief	(electronic computer manufacturing); Trustee of The
Executive Officer and President of The Vanguard Group	Conference Board.
and of each of the investment companies served by The
Vanguard Group (1996–2008).
Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
Independent Trustees	Occupation(s) During the Past Five Years: President of
the University of Pennsylvania; Christopher H. Browne
Distinguished Professor of Political Science in the School
Charles D. Ellis	of Arts and Sciences with Secondary Appointments
Born 1937. Trustee Since January 2001. Principal	at the Annenberg School for Communication and the
Occupation(s) During the Past Five Years: Applecore	Graduate School of Education of the University of
Partners (pro bono ventures in education); Senior	Pennsylvania; Director of Carnegie Corporation of
Advisor to Greenwich Associates (international business	New York, Schuylkill River Development Corporation,
strategy consulting); Successor Trustee of Yale University;	and Greater Philadelphia Chamber of Commerce;
Overseer of the Stern School of Business at New York	Trustee of the National Constitution Center.
University; Trustee of the Whitehead Institute for
Biomedical Research.
JoAnn Heffernan Heisen
Born 1950. Trustee Since July 1998. Principal
Emerson U. Fullwood	Occupation(s) During the Past Five Years: Retired
Born 1948. Trustee Since January 2008. Principal	Corporate Vice President, Chief Global Diversity Officer,
Occupation(s) During the Past Five Years: Retired	and Member of the Executive Committee of Johnson &
Executive Chief Staff and Marketing Officer for North	Johnson (pharmaceuticals/consumer products); Vice
America and Corporate Vice President of Xerox	President and Chief Information Officer (1997–2005)
Corporation (photocopiers and printers); Director of	of Johnson & Johnson; Director of the University
SPX Corporation (multi-industry manufacturing), the	Medical Center at Princeton and Women’s Research
United Way of Rochester, the Boy Scouts of America,	and Education Institute.
Amerigroup Corporation (direct health and medical
insurance carriers), and Monroe Community College
Foundation.

André F. Perold	F. William McNabb III[1]
Born 1952. Trustee Since December 2004. Principal	Born 1957. Chief Executive Officer Since August 2008.
Occupation(s) During the Past Five Years: George Gund	President Since March 2008. Principal Occupation(s)
Professor of Finance and Banking, Senior Associate	During the Past Five Years: Director of The Vanguard
Dean, and Director of Faculty Recruiting, Harvard	Group, Inc., since 2008; Chief Executive Officer and
Business School; Director and Chairman of UNX, Inc.	President of The Vanguard Group and of each of the
(equities trading firm); Chair of the Investment	investment companies served by The Vanguard Group
Committee of HighVista Strategies LLC (private	since 2008; Director of Vanguard Marketing Corporation;
investment firm).	Managing Director of The Vanguard Group (1995–2008)

Alfred M. Rankin, Jr.	Heidi Stam[1]
Born 1941. Trustee Since January 1993. Principal	Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: Chairman,	Occupation(s) During the Past Five Years: Managing
President, Chief Executive Officer, and Director of	Director of The Vanguard Group, Inc., since 2006;
NACCO Industries, Inc. (forklift trucks/housewares/	General Counsel of The Vanguard Group since 2005;
lignite); Director of Goodrich Corporation (industrial	Secretary of The Vanguard Group and of each of the
products/aircraft systems and services).	investment companies served by The Vanguard Group
since 2005; Director and Senior Vice President of
Vanguard Marketing Corporation since 2005; Principal
J. Lawrence Wilson	of The Vanguard Group (1997–2006).
Born 1936. Trustee Since April 1985. Principal
Occupation(s) During the Past Five Years: Retired
Chairman and Chief Executive Officer of Rohm and	Vanguard Senior Management Team
Haas Co. (chemicals); Director of Cummins Inc. (diesel
engines) and AmerisourceBergen Corp. (pharmaceutical
distribution); Trustee of Vanderbilt University and of	R. Gregory Barton	Michael S. Miller
Culver Educational Foundation.	Mortimer J. Buckley	James M. Norris
	Kathleen C. Gubanich	Glenn W. Reed
	Paul A. Heller	George U. Sauter
Executive Officers

Founder
Thomas J. Higgins[1]
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five	John C. Bogle
Years: Principal of The Vanguard Group, Inc.; Chief	Chairman and Chief Executive Officer, 1974–1996
Financial Officer of each of the investment companies
served by The Vanguard Group since 2008; Treasurer
of each of the investment companies served by The
Vanguard Group (1998–2008).

Kathryn J. Hyatt[1]
Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal of
The Vanguard Group, Inc.; Treasurer of each of the
investment companies served by The Vanguard
Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
(1988–2008).

1	These individuals are “interested persons” as defined in the Investment Company Act of 1940.
2	December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from
Lipper Inc. or Morningstar, Inc., unless
Direct Investor Account Services > 800-662-2739	otherwise noted.

You can obtain a free copy of Vanguard’s proxy
Institutional Investor Services > 800-523-1036	voting guidelines by visiting our website,
www.vanguard.com, and searching for
Text Telephone for People	“proxy voting guidelines,” or by calling
With Hearing Impairment > 800-952-3335	Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website,
www.sec.gov. In addition, you may obtain a free
This material may be used in conjunction	report on how your fund voted the proxies for
with the offering of shares of any Vanguard	securities it owned during the 12 months ended
fund only if preceded or accompanied by	June 30. To get the report, visit either
the fund’s current prospectus.	www.vanguard.com or www.sec.gov.

You can review and copy information about your
fund at the SEC’s Public Reference Room in
Washington, D.C. To find out more about this
public service, call the SEC at 202-551-8090.
Information about your fund is also available on
the SEC’s website, and you can receive
copies of this information, for a fee, by sending
a request in either of two ways: via e-mail
addressed to publicinfo@sec.gov or via regular
mail addressed to the Public Reference Section,
Securities and Exchange Commission,
Washington, DC 20549-0102.

© 2009 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q142 072009

Item 2: Not Applicable.

Item 3: Not Applicable.

Item 4: Not Applicable.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a)	Code of Ethics.
(b)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
___________________________
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
___________________________
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 15, 2009

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	/s/ THOMAS J. HIGGINS*
___________________________
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 15, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.